UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center,

3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices)            (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1.	Schedule of Investments.

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2016 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 5.9%
Diversified Financial Services - 5.9%

Ally Master Owner Trust Series 2012-5, Class A 1.54% due 09/15/2019	$2,995,000	$3,005,816
Ally Master Owner Trust Series 2014-5, Class A2 1.60% due 10/15/2019	2,585,000	2,595,734
Apidos CLO XVI FRS Series 2013-16A, Class A1 2.14% due 01/19/2025*(1)	7,200,000	7,206,336
Apidos CLO XXI FRS Series 2015-21A, Class A1 2.11% due 07/18/2027*(1)	3,380,000	3,387,338
Apidos CLO XXII FRS Series 2015-22A, Class A1 2.20% due 10/20/2027*(1)	3,000,000	3,008,424
Babson CLO, Ltd. FRS Series 2013-IA, Class A 1.80% due 04/20/2025*(1)	3,063,000	3,053,045
Benefit Street Partners CLO, Ltd. FRS Series 2016-9A, Class A 1.00% due 07/20/2028*(1)	830,000	827,889
Cent CLO, Ltd. FRS Series 2013-20A, Class A 2.19% due 01/25/2026*(1)	4,300,000	4,292,036
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A4 3.15% due 08/15/2045(2)	1,020,000	1,083,425
DBUBS Mtg. Trust Series 2011-LC1A, Class A1 3.74% due 11/10/2046*(2)	39,360	39,512
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	1,422,983	1,424,894
Exeter Automobile Receivables Trust Series 2015-2A, Class A 1.54% due 11/15/2019*	852,580	851,599
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	2,299,604	2,302,876
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A 1.92% due 01/15/2019	2,470,000	2,477,020
Ford Credit Floorplan Master Owner Trust Series 2013-2, Class A 2.09% due 03/15/2022*	590,000	597,964
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(2)	2,250,000	2,249,602
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.88% due 02/12/2049(2)	2,478,509	2,513,829
KKR CLO 15, Ltd. FRS Series 15, Class A1A 2.35% due 10/18/2028*(1)	2,855,000	2,855,542
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.29% due 04/15/2041(2)	1,152,228	1,202,262
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 1.99% due 10/23/2025*(1)	4,300,000	4,294,720
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(3)	1,151,825	1,158,270
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.81% due 06/12/2050(2)	4,480,104	4,555,002
Octagon Investment Partners XVI, Ltd. FRS Series 2013-A, Class 1A 1.80% due 07/17/2025*(1)	1,381,000	1,374,239
Prestige Auto Receivables Trust Series 2014-1A, Class B 1.91% due 04/15/2020*	825,000	826,391
Race Point X CLO, Ltd. FRS Series 2016-10A, Class A 2.23% due 07/25/2028*(1)	5,000,000	5,020,580
Santander Drive Auto Receivables Trust Series BH3-1, Class B 1.97% due 11/15/2019	2,255,000	2,262,464
Santander Drive Auto Receivables Trust Series 2013-5, Class C 2.25% due 06/17/2019	904,974	908,754
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	3,657,000	3,684,317
SFAVE Commercial Mtg. Securities Trust VRS Series BH3-5AVE, Class A2B 4.14% due 01/05/2043*(2)	3,400,000	3,597,799
Sound Point CLO XII, Ltd. FRS Series 2016-2A, Class A 2.14% due 10/20/2028*(1)	2,865,000	2,875,964
Springleaf Funding Trust Series 2015-AA, Class A 3.16% due 11/15/2024*	2,435,000	2,465,420
Springleaf Funding Trust Series 2015-BA, Class A 3.48% due 05/15/2028*	1,070,000	1,073,015
Springleaf Mtg. Loan Trust VRS Series 2013-1A, Class M1 2.31% due 06/25/2058*(3)	1,596,989	1,591,115
Thacher Park CLO, Ltd. FRS Series 2014-A, Class 1A 2.17% due 10/20/2026*(1)	5,100,000	5,116,055
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 08/25/2055*(3)	2,686,501	2,685,280
Utility Debt Securitization Authority Series 2013-T, Class T4 3.44% due 12/15/2025	1,695,000	1,825,295
Voya CLO, Ltd. FRS Series 2014-4A, Class A1 2.17% due 10/14/2026*(1)	7,240,000	7,249,463

Wachovia Bank Commercial Mtg. Trust, Series 2006-C29, Class A4 5.31% due 11/15/2048(2)	189,386	189,228
Westlake Automobile Receivables Trust Series 2015-2A, Class B 1.83% due 01/15/2021*	2,025,000	2,028,447

Total Asset Backed Securities (cost $99,742,691)		99,756,961

U.S. CORPORATE BONDS & NOTES - 14.6%
Airlines - 0.1%

Southwest Airlines Co. Pass Through Trust Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	1,863,597	2,101,205

Applications Software - 0.4%

Microsoft Corp. Senior Notes 2.40% due 08/08/2026	4,015,000	4,018,397
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	2,845,000	2,879,666

		6,898,063

Auto-Cars/Light Trucks - 0.8%

Daimler Finance North America LLC Company Guar. Notes 2.25% due 07/31/2019*	190,000	192,856
Daimler Finance North America LLC Company Guar. Notes 2.40% due 04/10/2017*	4,000,000	4,020,696
Daimler Finance North America LLC Company Guar. Notes 3.88% due 09/15/2021*	210,000	228,212
Toyota Motor Credit Corp. Senior Notes 1.90% due 04/08/2021	3,680,000	3,710,805
Toyota Motor Credit Corp. Senior Notes 2.15% due 03/12/2020	4,950,000	5,054,742
Volkswagen Group of America Finance LLC Company Guar. Notes 2.45% due 11/20/2019*	795,000	802,936

		14,010,247

Banks-Commercial - 0.3%

Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	470,711
PNC Bank NA Senior Notes 2.60% due 07/21/2020	2,150,000	2,218,026
PNC Bank NA Senior Notes 3.30% due 10/30/2024	865,000	917,972
US Bank NA Senior Notes 2.80% due 01/27/2025	2,000,000	2,066,592

		5,673,301

Banks-Fiduciary - 0.5%

Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	2,790,000	2,837,851
Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	4,250,000	4,237,203
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	1,270,000	1,321,509

		8,396,563

Banks-Super Regional - 0.9%

Huntington National Bank Senior Notes 2.20% due 04/01/2019	1,050,000	1,060,932
US Bancorp Senior Notes 3.70% due 01/30/2024	1,065,000	1,163,051
US Bancorp Sub. Notes 7.50% due 06/01/2026	400,000	541,755
Wachovia Corp. Senior Notes 5.75% due 06/15/2017	5,000,000	5,147,410
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	3,000,000	3,043,743
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	3,505,000	3,614,314
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	585,000	615,398

		15,186,603

Brewery - 1.0%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	5,100,000	5,383,096
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	3,275,000	3,517,350
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	3,750,000	4,311,649
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	690,000	820,949
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	1,640,000	1,672,391

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	715,000	715,654

		16,421,089

Building-Heavy Construction - 0.2%

SBA Tower Trust Notes 3.16% due 10/15/2045*	3,665,000	3,700,624

Cable/Satellite TV - 0.0%

Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	222,135

Cellular Telecom - 0.2%

Crown Castle Towers LLC Senior Sec. Notes 3.22% due 05/15/2042*	3,550,000	3,660,050

Computers - 0.3%

Apple, Inc. Senior Notes 2.85% due 05/06/2021	2,000,000	2,107,670
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,815,000	1,964,238
Apple, Inc. Senior Notes 4.45% due 05/06/2044	225,000	252,154

		4,324,062

Diversified Banking Institutions - 1.7%

Bank of America Corp. Senior Notes 2.60% due 01/15/2019	3,885,000	3,960,824
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	2,200,000	2,385,891
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	1,000,000	1,177,244
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	1,400,000	1,605,598
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	3,000,000	3,085,860
Citigroup, Inc. Senior Notes 8.13% due 07/15/2039	145,000	227,959
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	2,155,000	2,423,748
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	4,000,000	4,260,444
JPMorgan Chase & Co. Senior Notes 4.95% due 03/25/2020	2,000,000	2,201,470
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,351,027
Morgan Stanley Senior Notes 3.88% due 04/29/2024	6,125,000	6,550,620

		29,230,685

Diversified Manufacturing Operations - 0.3%

General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	1,718,000	1,933,772
General Electric Capital Corp. Senior Notes 6.15% due 08/07/2037	663,000	909,841
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	665,000	934,560
General Electric Capital Corp. Senior Notes 6.88% due 01/10/2039	60,000	90,376
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	630,000	744,763

		4,613,312

E-Commerce/Products - 0.2%

Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	3,525,000	4,141,561

Electric-Integrated - 0.4%

Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	565,000	647,252
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	1,825,000	2,405,343
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 10/01/2044	2,000,000	2,238,414
MidAmerican Energy Co. 1st Mtg. Bonds 4.25% due 05/01/2046	375,000	427,737
Southern California Edison Co. 1st Mtg. Notes 2.40% due 02/01/2022	885,000	911,817

		6,630,563

Enterprise Software/Service - 0.4%

Oracle Corp. Senior Notes 2.40% due 09/15/2023	7,040,000	7,096,461

Finance-Commercial - 0.8%

Private Export Funding Corp. Government Guar. Notes 2.25% due 12/15/2017	5,960,000	6,056,433
Private Export Funding Corp. Government Guar. Notes 3.25% due 06/15/2025	7,050,000	7,737,988

		13,794,421

Gas-Distribution - 0.4%

KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	3,525,000	3,567,938
Southern California Gas Co. 1st Mtg. Notes 2.60% due 06/15/2026	3,610,000	3,687,232

		7,255,170

Insurance-Life/Health - 0.6%

John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/2024*	5,000,000	6,135,280
Teachers Insurance & Annuity Assoc. of America Sub. Notes 4.90% due 09/15/2044*	3,430,000	3,857,766

		9,993,046

Insurance-Multi-line - 0.5%

Guardian Life Global Funding Senior Sec. Notes 2.00% due 04/26/2021*	1,140,000	1,150,116
MetLife, Inc. Senior Notes 1.90% due 12/15/2017	425,000	427,303
MetLife, Inc. Senior Notes 4.88% due 11/13/2043	1,025,000	1,135,532
Metropolitan Life Global Funding I Sec. Notes 1.95% due 09/15/2021*	6,000,000	5,998,650

		8,711,601

Insurance-Property/Casualty - 0.2%

ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	1,015,000	1,079,943
ACE INA Holdings, Inc. Company Guar. Notes 4.35% due 11/03/2045	1,985,000	2,294,412

		3,374,355

Insurance-Reinsurance - 0.3%

Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	4,685,000	4,868,582

Machinery-Construction & Mining - 0.2%

Caterpillar Financial Services Corp. Senior Notes 2.63% due 03/01/2023	1,140,000	1,167,200
Caterpillar, Inc. Senior Notes 3.40% due 05/15/2024	920,000	990,972
Caterpillar, Inc. Senior Notes 4.30% due 05/15/2044	1,035,000	1,152,462

		3,310,634

Medical Instruments - 0.3%

Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	750,000	775,719
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	1,065,000	1,132,397
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025	1,700,000	1,830,672
Medtronic, Inc. Company Guar. Notes 3.63% due 03/15/2024	425,000	462,243
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	155,000	175,643

		4,376,674

Medical Labs & Testing Services - 0.2%

Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	2,775,000	2,918,973

Medical-Drugs - 0.9%

Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	355,000	360,210
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	1,700,000	1,780,204
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	555,000	573,039
Eli Lilly & Co. Senior Notes 2.75% due 06/01/2025	620,000	653,467
Merck & Co., Inc. Senior Notes 2.75% due 02/10/2025	2,680,000	2,777,174
Merck & Co., Inc. Senior Notes 2.80% due 05/18/2023	1,880,000	1,969,537
Merck & Co., Inc. Senior Notes 4.15% due 05/18/2043	760,000	859,705
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	3,700,000	4,048,862
Pfizer, Inc. Senior Notes 6.20% due 03/15/2019	2,500,000	2,784,223

		15,806,421

Medical-HMO - 0.3%

Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	461,000	490,950
Kaiser Foundation Hospitals Company Guar. Notes 4.88% due 04/01/2042	775,000	961,553
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	1,360,000	1,460,383
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	2,165,000	2,377,516

		5,290,402

Medical-Hospitals - 0.2%

Dignity Health Sec. Notes 2.64% due 11/01/2019	260,000	267,656
Dignity Health Sec. Notes 3.81% due 11/01/2024	540,000	576,792
Memorial Sloan-Kettering Cancer Center Senior Notes 4.20% due 07/01/2055	740,000	827,718
New York and Presbyterian Hospital Notes 4.02% due 08/01/2045	1,305,000	1,420,370
Providence St Joseph Health Obligated Group Notes 3.74% due 10/01/2047	630,000	646,199

		3,738,735

Multimedia - 0.2%

NBCUniversal Enterprise, Inc. Company Guar. Notes 1.97% due 04/15/2019*	2,865,000	2,906,348

Networking Products - 0.0%

Cisco Systems, Inc. Senior Notes 2.90% due 03/04/2021	250,000	262,942

Oil Companies-Exploration & Production - 0.2%

ConocoPhillips Co. Company Guar. Notes 2.88% due 11/15/2021	825,000	847,597
ConocoPhillips Co. Company Guar. Notes 3.35% due 05/15/2025	445,000	456,213
ConocoPhillips Co. Company Guar. Notes 4.30% due 11/15/2044	480,000	491,862
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	245,000	276,156
ConocoPhillips Co. Company Guar. Notes 5.75% due 02/01/2019	375,000	408,501
ConocoPhillips Co. Company Guar. Notes 6.00% due 01/15/2020	180,000	202,980

		2,683,309

Oil Companies-Integrated - 0.1%

Exxon Mobil Corp. Senior Notes 2.22% due 03/01/2021	700,000	715,281
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	590,000	610,907
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	600,000	670,676

		1,996,864

Retail-Building Products - 0.1%

Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	1,740,000	2,026,084

Retail-Discount - 0.3%

Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/2020	5,000,000	5,414,220

Schools - 0.4%

Stanford University Notes 6.88% due 02/01/2024	5,000,000	6,646,190

Special Purpose Entity - 0.2%

Postal Square LP Government Guar. Notes 8.95% due 06/15/2022	2,202,500	2,642,725

Transport-Services - 0.5%

Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 07/15/2023	2,271,046	2,546,978
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/2020	5,000,000	6,158,755

		8,705,733

Total U.S. Corporate Bonds & Notes
(cost $233,033,745)		249,029,953

FOREIGN CORPORATE BONDS & NOTES - 6.8%
Banks-Commercial - 2.8%

Bank of Montreal Senior Notes 2.38% due 01/25/2019	3,500,000	3,567,602
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	3,000,000	3,035,730
Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	2,145,000	2,196,941

Banque Federative du Credit Mutuel SA Senior Notes 2.75% due 10/15/2020*	4,300,000	4,447,344
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	860,000	884,746
Credit Suisse NY Senior Notes 3.63% due 09/09/2024	2,200,000	2,296,045
DNB Bank ASA Senior Notes 2.38% due 06/02/2021*	5,800,000	5,903,710
Macquarie Bank, Ltd. Senior Notes 2.40% due 01/21/2020*	635,000	643,155
Nordea Bank AB FRS Senior Notes 1.46% due 09/30/2019*	8,000,000	8,004,688
Royal Bank of Canada Senior Notes 2.50% due 01/19/2021	5,100,000	5,263,582
Santander UK PLC Senior Notes 2.50% due 03/14/2019	3,600,000	3,653,676
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/2020*	3,000,000	3,333,018
Swedbank AB Senior Notes 2.65% due 03/10/2021*	5,000,000	5,153,515

		48,383,752

Building Societies - 0.2%

Nationwide Building Society Senior Notes 2.35% due 01/21/2020*	3,650,000	3,691,650

Cellular Telecom - 0.1%

America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	635,000	650,141
America Movil SAB de CV Company Guar. Notes 6.13% due 03/30/2040	530,000	632,008

		1,282,149

Diversified Banking Institutions - 0.6%

HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	1,650,000	1,706,531
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	7,310,000	7,549,739
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,235,909

		10,492,179

Diversified Financial Services - 0.6%

GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	4,869,000	5,000,896
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	4,479,000	5,027,073

		10,027,969

E-Commerce/Products - 0.0%

Alibaba Group Holding, Ltd. Senior Notes 2.50% due 11/28/2019	490,000	499,828

Electric-Distribution - 0.1%

State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 2.75% due 05/07/2019*	2,000,000	2,056,748

Electric-Generation - 0.1%

Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/2016*	1,385,000	1,389,108

Finance-Investment Banker/Broker - 0.2%

CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/2019*	2,900,000	3,162,169

Oil Companies-Exploration & Production - 0.3%

Sinopec Group Overseas Development 2015, Ltd. Company Guar. Notes 2.50% due 04/28/2020*	5,660,000	5,759,525

Oil Companies-Integrated - 1.4%

BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/2021*	670,000	732,867
BP Capital Markets PLC Company Guar. Notes 2.32% due 02/13/2020	925,000	942,864
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025	2,270,000	2,406,146
BP Capital Markets PLC Company Guar. Notes 3.99% due 09/26/2023	405,000	442,541
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	1,100,000	1,238,014
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	3,265,000	3,439,589
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/2020	2,625,000	2,865,088

Shell International Finance BV Company Guar. Notes 5.50% due 03/25/2040	620,000	761,203
Statoil ASA Company Guar. Notes 2.25% due 11/08/2019	325,000	331,370
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	211,000	215,097
Statoil ASA Company Guar. Notes 2.65% due 01/15/2024	185,000	189,358
Statoil ASA Company Guar. Notes 2.75% due 11/10/2021	475,000	495,312
Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	2,250,000	2,357,350
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	2,395,000	2,548,701
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	815,000	885,758
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018	3,000,000	3,048,957

		22,900,215

Oil-Field Services - 0.1%

Schlumberger Investment SA Company Guar. Notes 3.65% due 12/01/2023	2,100,000	2,272,259

Pipelines - 0.1%

TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	1,671,000	1,933,151

Property Trust - 0.2%

Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 2.38% due 11/05/2019*	2,390,000	2,424,727

Total Foreign Corporate Bonds & Notes (cost $111,801,662)		116,275,429

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Electric-Distribution - 0.2%

Hydro-Quebec Government Guar. Notes Series HY 8.40% due 01/15/2022	3,000,000	3,912,057

Sovereign - 0.3%

State of Qatar Senior Notes 4.63% due 06/02/2046*	3,766,000	4,114,355

Total Foreign Government Obligations (cost $6,574,592)		8,026,412

MUNICIPAL BONDS & NOTES - 2.4%

Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	3,105,000	3,508,184
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/2049	2,400,000	3,671,424
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	705,000	939,539
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	145,000	190,491
Curators of the University of Missouri System Facilities Revenue Bonds 5.96% due 11/01/2039	2,170,000	2,974,745
Kansas Development Finance Authority 4.93% due 04/15/2045	2,700,000	3,078,918
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/2043	1,245,000	1,691,096
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	1,385,000	1,869,653
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	3,450,000	5,349,743
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,800,000	3,205,692
Port Authority of New York & New Jersey Revenue Bonds 4.81% due 10/15/2065	1,870,000	2,279,081
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/2039	885,000	1,245,779
State of California General Obligation Bonds 7.55% due 04/01/2039	915,000	1,465,290
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,500,000	3,066,225
University of California Revenue Bonds 5.77% due 05/15/2043	2,955,000	3,924,240

University of California Revenue Bonds Series F 6.58% due 05/15/2049	1,710,000	2,450,533

Total Municipal Bonds & Notes (cost $32,241,510)		40,910,633

U.S. GOVERNMENT AGENCIES - 35.6%
Federal Home Loan Mtg. Corp. - 10.5%

2.50% due October 15 TBA	8,400,000	8,701,875
3.00% due 06/01/2046	24,684,587	25,674,372
3.00% due 09/01/2046	73,827,868	76,788,167
3.00% due October 15 TBA	17,300,000	18,171,420
3.50% due 06/01/2046	33,931,459	35,804,442
3.50% due October 15 TBA	3,000,000	3,168,349
4.00% due 09/01/2026	1,342,537	1,424,830
4.00% due 12/01/2040	7,183,820	7,737,582
5.50% due October 30 TBA	2,000,000	2,245,811
6.00% due 12/01/2039	282,374	323,490
7.50% due 05/01/2027	1,397	1,685

		180,042,023

Federal National Mtg. Assoc. - 19.8%

2.00% due October 15 TBA	2,900,000	2,938,438
2.47% due 05/01/2025	3,507,512	3,627,519
2.50% due 03/01/2030	10,025,679	10,393,971
2.50% due October 30 TBA	1,800,000	1,815,785
2.68% due 05/01/2025	6,000,000	6,270,843
2.81% due 07/01/2025	6,000,000	6,333,252
2.82% due 12/01/2024	4,877,628	5,167,574
2.98% due 07/01/2022	7,000,000	7,484,526
2.99% due 10/01/2025	2,145,000	2,292,219
3.00% due 04/01/2045	13,978,003	14,540,927
3.00% due 05/01/2027	915,283	962,318
3.00% due 06/01/2027	491,897	517,747
3.00% due 08/01/2027	305,714	321,790
3.00% due October 15 TBA	1,000,000	1,049,844
3.00% due October 30 TBA	45,000,000	46,770,115
3.00% due November 15 TBA	1,000,000	1,048,398
3.01% due 12/01/2024	3,884,659	4,159,018
3.09% due 10/01/2025	1,055,256	1,134,728
3.12% due 05/01/2033	2,840,120	2,975,986
3.33% due 07/01/2022	5,294,000	5,740,245
3.50% due 02/01/2046	40,540,181	42,766,183
3.50% due October 15 TBA	7,350,000	7,748,508
4.00% due 09/01/2026	8,626,028	9,120,793
4.00% due 01/01/2046	11,655,105	12,521,128
4.00% due 02/01/2046	12,888,186	13,845,832
4.00% due October 30 TBA	32,100,000	34,474,899
4.50% due 11/01/2026	1,234,756	1,330,668
4.50% due 01/01/2027	1,351,305	1,427,992
4.50% due 06/01/2038	56,617	62,060
4.50% due 05/01/2039	52,112	57,084
4.50% due 06/01/2039	75,308	82,493
4.50% due 08/01/2039	11,641	12,765
4.50% due 01/01/2040	73,497	80,760
4.50% due 04/01/2040	91,095	99,786
4.50% due 07/01/2040	148,646	162,828
4.50% due 09/01/2040	12,944,950	14,210,216
4.50% due 11/01/2040	2,931,642	3,216,803
4.50% due 12/01/2040	434,876	478,130
4.50% due 01/01/2041	530,350	583,140
4.50% due 02/01/2041	702,470	772,382
4.50% due 03/01/2041	6,288,894	6,892,982
4.50% due 04/01/2041	783,364	861,160
4.50% due 05/01/2041	630,799	692,008
4.50% due 06/01/2041	966,994	1,061,543
4.50% due 07/01/2041	2,971,781	3,267,745
4.50% due 08/01/2041	1,589,724	1,744,633
4.50% due 09/01/2041	650,012	714,889
4.50% due 04/01/2043	609,854	672,621
4.50% due 06/01/2043	273,223	301,725
4.50% due 10/01/2043	223,413	244,730
4.50% due 11/01/2043	115,343	126,348
5.00% due October 30 TBA	24,000,000	26,657,345
5.50% due 03/01/2038	924,148	1,044,108
5.50% due 06/01/2038	46,556	52,407
5.50% due 08/01/2038	63,232	71,410
5.50% due 09/01/2039	37,157	42,087
5.50% due 05/01/2040	7,805	8,787
5.50% due 06/01/2040	16,756	19,071
5.50% due October 30 TBA	11,700,000	13,184,437
6.50% due 02/01/2038	103,542	119,731
6.50% due 10/01/2039	118,220	136,173
Federal National Mtg. Assoc. VRS REMIC Series 2015-M12, Class A2 2.88% due 05/25/2025(2)	10,285,000	10,861,051

		337,376,684

Government National Mtg. Assoc. - 4.6%
3.00% due October 30 TBA	12,075,000	12,649,506
3.50% due 02/20/2046	32,121,204	34,152,852
4.00% due 02/15/2041	1,300,291	1,413,216
4.00% due 09/15/2041	1,157,085	1,247,748
4.00% due 02/15/2042	72,194	77,632
4.00% due 08/15/2042	150,399	165,545
4.50% due 05/15/2040	901,102	996,978
4.50% due 06/15/2040	1,233,655	1,362,374
4.50% due 07/15/2040	2,081,996	2,302,106
4.50% due 05/15/2042	220,364	244,155
4.50% due October 30 TBA	3,000,000	3,236,647
5.00% due 07/15/2033	1,562,249	1,756,297
5.00% due 10/15/2033	88,468	99,963
5.00% due 11/15/2033	12,359	13,897
5.00% due 12/15/2033	32,313	36,201
5.00% due 01/15/2034	134,386	151,616
5.00% due 02/15/2034	66,764	74,423
5.00% due 03/15/2034	5,581	6,222
5.00% due 05/15/2034	11,546	13,163
5.00% due 06/15/2035	9,444	10,572
5.00% due 09/15/2035	117,869	133,299
5.00% due 11/15/2035	38,700	43,398
5.00% due 12/15/2035	24,095	27,079
5.00% due 02/15/2036	20,458	22,963
5.00% due 03/15/2036	13,710	15,289
5.00% due 09/15/2036	4,788	5,358
5.00% due 05/15/2038	15,851	17,670
5.00% due 07/15/2038	134,111	149,495
5.00% due 08/15/2038	43,496	48,836

5.00% due 11/15/2038	118,719	133,045
5.00% due 12/15/2038	435,536	488,088
5.00% due 06/15/2039	575,922	645,438
5.00% due 08/15/2039	152,916	171,702
5.00% due 07/15/2040	45,499	50,719
5.00% due 04/15/2041	369,328	413,910
5.50% due 10/15/2032	2,070	2,349
5.50% due 11/15/2032	3,574	4,040
5.50% due 02/15/2033	127,964	144,880
5.50% due 05/15/2033	69,781	79,763
5.50% due 06/15/2033	112,110	128,053
5.50% due 07/15/2033	12,634	14,401
5.50% due 08/15/2033	12,774	14,497
5.50% due 09/15/2033	5,000	5,652
5.50% due 11/15/2033	196,759	225,209
5.50% due 01/15/2034	154,660	175,035
5.50% due 02/15/2034	63,637	72,471
5.50% due 03/15/2034	944,173	1,080,390
5.50% due 04/15/2034	28,627	32,840
5.50% due 05/15/2034	56,010	63,833
5.50% due 06/15/2034	11,971	13,614
5.50% due 07/15/2034	37,491	42,929
5.50% due 08/15/2034	25,940	29,642
5.50% due 09/15/2034	198,410	224,270
5.50% due 10/15/2034	244,469	279,148
5.50% due 04/15/2036	48,261	54,831
6.00% due 03/15/2028	7,921	9,074
6.00% due 06/15/2028	14,492	16,602
6.00% due 08/15/2028	48,548	56,190
6.00% due 09/15/2028	34,716	39,772
6.00% due 10/15/2028	11,961	13,703
6.00% due 11/15/2028	3,168	3,629
6.00% due 12/15/2028	57,986	66,613
6.00% due 03/15/2029	362	415
6.00% due 04/15/2029	2,854	3,282
6.00% due 01/15/2032	9,574	11,241
6.00% due 02/15/2032	258	296
6.00% due 07/15/2032	11,357	13,125
6.00% due 09/15/2032	12,705	14,554
6.00% due 10/15/2032	218,753	256,974
6.00% due 11/15/2032	8,971	10,277
6.00% due 01/15/2033	3,726	4,275
6.00% due 02/15/2033	15,246	17,800
6.00% due 03/15/2033	35,223	41,327
6.00% due 04/15/2033	48,687	55,776
6.00% due 05/15/2033	83,605	95,779
6.00% due 12/15/2033	28,227	33,072
6.00% due 08/15/2034	4,969	5,825
6.00% due 09/15/2034	106,207	123,061
6.00% due 10/15/2034	68,737	80,656
6.00% due 05/15/2036	28,094	32,655
6.00% due 06/15/2036	258,526	302,799
6.00% due 07/15/2036	3,299,473	3,837,840
6.00% due 08/15/2036	96,891	111,936
6.00% due 12/15/2036	235,587	273,696
6.00% due 02/15/2037	64,435	74,138
6.00% due 08/15/2037	79,521	91,101
6.00% due 01/15/2038	315,478	365,401
6.00% due 03/15/2038	159,919	183,205
6.00% due 07/15/2038	135,178	154,862
6.00% due 08/15/2038	378,500	434,141
6.00% due 09/15/2038	763,043	876,275
6.00% due 10/15/2038	829,678	964,141
6.00% due 11/15/2038	284,564	326,100
6.00% due 12/15/2038	258,366	295,989
6.00% due 01/15/2039	218,924	255,518
6.00% due 02/15/2039	141,971	162,644
6.00% due 04/15/2039	154,377	179,014
6.00% due 12/15/2039	179,405	205,529
6.00% due 03/15/2040	226,046	258,969
6.00% due 04/15/2040	74,189	84,992
6.00% due 06/15/2041	260,040	297,907
6.50% due 05/15/2023	5,523	6,369
6.50% due 06/15/2023	3,283	3,787
6.50% due 07/15/2023	18,403	21,223
6.50% due 08/15/2023	1,928	2,223
6.50% due 10/15/2023	13,953	16,092
6.50% due 11/15/2023	15,749	18,162
6.50% due 12/15/2023	46,473	53,594
6.50% due 02/15/2027	1,694	1,962
6.50% due 12/15/2027	1,811	2,089
6.50% due 01/15/2028	20,600	23,758
6.50% due 02/15/2028	8,458	9,753
6.50% due 03/15/2028	32,467	37,689
6.50% due 04/15/2028	16,391	18,954
6.50% due 05/15/2028	47,722	55,035
6.50% due 06/15/2028	101,303	116,952
6.50% due 07/15/2028	75,873	87,500
6.50% due 08/15/2028	44,232	51,011
6.50% due 09/15/2028	61,096	70,456
6.50% due 10/15/2028	55,896	64,569
6.50% due 11/15/2028	72,505	83,989
6.50% due 12/15/2028	49,144	56,826
6.50% due 01/15/2029	947	1,092
6.50% due 02/15/2029	12,736	14,689
6.50% due 03/15/2029	18,450	21,276
6.50% due 04/15/2029	7,909	9,121
6.50% due 05/15/2029	60,691	69,991
6.50% due 06/15/2029	7,138	8,232
6.50% due 03/15/2031	3,601	4,154
6.50% due 04/15/2031	962	1,166
6.50% due 05/15/2031	75,149	86,898
6.50% due 06/15/2031	48,466	55,892
6.50% due 07/15/2031	150,225	173,243
6.50% due 08/15/2031	28,923	33,354
6.50% due 09/15/2031	94,795	109,319
6.50% due 10/15/2031	69,525	81,043
6.50% due 11/15/2031	40,875	47,139
6.50% due 01/15/2032	153,246	176,726
6.50% due 02/15/2032	48,484	55,914
6.50% due 03/15/2032	1,747	2,014
6.50% due 04/15/2032	13,222	15,248
6.50% due 05/15/2032	51,774	59,706
7.00% due 11/15/2031	33,578	39,292
7.00% due 03/15/2032	21,922	26,307
7.00% due 01/15/2033	29,653	36,160
7.00% due 05/15/2033	80,356	97,541
7.00% due 07/15/2033	60,008	71,807

7.00% due 11/15/2033	80,062	97,193
8.00% due 10/15/2029	408	410
8.00% due 12/15/2029	3,932	3,951
8.00% due 01/15/2030	16,734	17,622
8.00% due 03/15/2030	127	127
8.00% due 04/15/2030	18,070	18,395
8.00% due 08/15/2030	1,804	1,811
8.00% due 09/15/2030	21,851	22,595
8.00% due 11/15/2030	2,480	2,878
8.00% due 12/15/2030	935	935
8.00% due 02/15/2031	38,117	41,563
8.00% due 03/15/2031	11,325	11,493
10.00% due 01/20/2017	51	51
10.00% due 03/20/2017	116	116
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(3)	69,948	78,427
Series 2005-74, Class HB
7.50% due 09/16/2035(3)	368,026	428,972
Series 2005-74, Class HC
7.50% due 09/16/2035(3)	146,610	169,829

		78,803,104

Sovereign Agency - 0.7%
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	2,500,000	2,386,593
Tennessee Valley Authority Senior Notes 4.63% due 09/15/2060	7,400,000	9,379,167

		11,765,760

Total U.S. Government Agencies
(cost $597,563,083)		607,987,571

U.S. GOVERNMENT TREASURIES - 35.9%
United States Treasury Bonds - 5.5%
2.50% due 02/15/2045	10,270,000	10,613,408
2.50% due 02/15/2046(4)	15,115,000	15,622,773
2.88% due 05/15/2043	32,730,000	36,442,826
2.88% due 08/15/2045	6,205,000	6,911,303
3.00% due 11/15/2044	3,405,000	3,882,364
3.38% due 05/15/2044	2,895,000	3,532,239
3.63% due 02/15/2044	13,550,000	17,253,486

		94,258,399

United States Treasury Notes - 30.4%
0.63% due 05/31/2017	16,000,000	16,003,120
0.63% due 08/31/2017	54,000,000	53,985,258
0.75% due 03/31/2018	2,800,000	2,800,764
0.88% due 03/31/2018	50,000,000	50,101,550
1.00% due 09/15/2017	12,000,000	12,037,032
1.00% due 05/31/2018	9,800,000	9,838,661
1.25% due 11/30/2018	6,800,000	6,862,689
1.25% due 03/31/2021	30,000,000	30,157,020
1.38% due 07/31/2018	18,200,000	18,396,924
1.38% due 09/30/2018	23,200,000	23,461,905
1.38% due 02/29/2020	8,000,000	8,104,688
1.38% due 03/31/2020	34,550,000	35,002,121
1.38% due 09/30/2020	6,000,000	6,071,484
1.38% due 01/31/2021	3,000,000	3,032,814
1.50% due 03/31/2023	75,960,000	76,502,962
1.63% due 06/30/2020	45,200,000	46,185,224
1.63% due 02/15/2026	8,550,000	8,564,698
1.75% due 09/30/2019	14,000,000	14,348,908
1.75% due 12/31/2020	2,200,000	2,258,782
1.88% due 06/30/2020	32,000,000	32,980,000
2.00% due 11/30/2020	10,400,000	10,780,245
2.00% due 10/31/2021	7,545,000	7,840,025
2.00% due 02/15/2025	42,520,000	44,031,458

		519,348,332

Total U.S. Government Treasuries
(cost $596,343,128)		613,606,731

Total Long-Term Investment Securities
(cost $1,677,300,411)		1,735,593,690

REPURCHASE AGREEMENTS - 7.8%
Bank of America Securities LLC Joint Repurchase Agreement(5)	28,900,000	28,900,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	14,450,000	14,450,000
BNP Paribas SA Joint Repurchase Agreement(5)	28,900,000	28,900,000
Deutsche Bank AG Joint Repurchase Agreement(5)	54,295,000	54,295,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	7,225,000	7,225,000

Total Repurchase Agreements
(cost $133,770,000)		133,770,000

TOTAL INVESTMENTS
(cost $1,811,070,411)(6)	109.5%	1,869,363,690
Liabilities in excess of other assets	(9.5)	(161,532,675)

NET ASSETS	100.0%	$1,707,831,015

FORWARD SALES CONTRACTS - (3.0)%
U.S. Government Agencies - (3.0)%
Federal National Mtg. Assoc. - (2.5)%
4.00% due October 15 TBA	(5,700,000)	$(5,882,578)
4.50% due October 30 TBA	(32,955,000)	(36,090,092)

		(41,972,670)

Government National Mtg. Assoc. - (0.5)%
4.00% due October 30 TBA	(2,000,000)	(2,149,647)
6.00% due October 30 TBA	(6,100,000)	(6,978,891)

		(9,128,538)

Total Forward Sales Contracts
(cost $51,020,378)		$(51,101,208)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2016, the aggregate value of these securities was $166,124,292 representing 9.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Collateralized Loan Obligation
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Mortgage Obligation
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 4 for cost of investments on a tax basis.

REMIC  -  Real Estate Mortgage Investment Conduit

STRIPS  -  Separate trading of registered interest and principal of securities

TBA  -  Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

ULC  -  Unlimited Company

FRS  -  Floating Rate Security

VRS  -  Variable Rate Security

The rates shown on FRS are the current interest rates at September 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2016	Unrealized Appreciation (Depreciation)
125	Long	U.S. Treasury 10 YR Notes	December 2016	$16,349,609	$16,390,625	$41,016

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	99,756,961	$—	$99,756,961
U.S. Corporate Bonds & Notes	—	249,029,953	—	249,029,953
Foreign Corporate Bonds and Notes	—	116,275,429	—	116,275,429
Foreign Government Obligations	—	8,026,412	—	8,026,412
Municipal Bond and Notes	—	40,910,633	—	40,910,633
U.S. Government Agencies	—	607,987,571	—	607,987,571
U.S. Government Treasuries	—	613,606,731	—	613,606,731
Repurchase Agreements	—	133,770,000	—	133,770,000

Total Investments at Value	$—	$1,869,363,690	$—	$1,869,363,690

Other Financial Instruments:*+
Futures Contracts	$41,016	$—	$—	$41,016

LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$51,101,208	$—	$51,101,208

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 57.8%
Advertising Agencies - 0.0%

Interpublic Group of Cos., Inc.	356	$7,957
Omnicom Group, Inc.	125	10,625

		18,582

Advertising Services - 0.3%

Aimia, Inc.	38,895	242,705
Publicis Groupe ADR	14,271	269,294

		511,999

Aerospace/Defense - 0.8%

Boeing Co.	4,895	644,867
Lockheed Martin Corp.	181	43,390
Northrop Grumman Corp.	2,357	504,280
Raytheon Co.	780	106,182
Rockwell Collins, Inc.	95	8,012
Teledyne Technologies, Inc.†	2,212	238,741
TransDigm Group, Inc.†	34	9,830

		1,555,302

Aerospace/Defense-Equipment - 0.1%

B/E Aerospace, Inc.	153	7,904
Harris Corp.	956	87,579

		95,483

Agricultural Chemicals - 0.1%

Incitec Pivot, Ltd. ADR	121,708	258,751
Monsanto Co.	134	13,695

		272,446

Airlines - 0.5%

Alaska Air Group, Inc.	8,680	571,665
Copa Holdings SA, Class A	1,500	131,895
Delta Air Lines, Inc.	5,491	216,126
Southwest Airlines Co.	340	13,222

		932,908

Apparel Manufacturers - 0.1%

Hanesbrands, Inc.	301	7,600
Michael Kors Holdings, Ltd.†	119	5,568
VF Corp.	4,506	252,562

		265,730

Applications Software - 0.7%

Citrix Systems, Inc.†	113	9,630
Intuit, Inc.	129	14,191
Microsoft Corp.	22,404	1,290,471
Red Hat, Inc.†	117	9,457
salesforce.com, Inc.†	299	21,328
ServiceNow, Inc.†	96	7,598

		1,352,675

Athletic Footwear - 0.2%

NIKE, Inc., Class B	6,913	363,969

Auction Houses/Art Dealers - 0.2%

KAR Auction Services, Inc.	168	7,251
Ritchie Bros. Auctioneers, Inc.	11,500	403,305

		410,556

Audio/Video Products - 0.1%

Harman International Industries, Inc.	2,187	184,692

Auto-Cars/Light Trucks - 0.4%

Nissan Motor Co., Ltd. ADR	43,000	844,520
Tesla Motors, Inc.†	59	12,038

		856,558

Auto-Heavy Duty Trucks - 0.4%

New Flyer Industries, Inc.	4,249	127,701
PACCAR, Inc.	11,005	646,874

		774,575

Auto/Truck Parts & Equipment-Original - 0.8%

Autoliv, Inc.	13,854	1,479,607
Delphi Automotive PLC	167	11,911
Mobileye NV†	1,405	59,811

		1,551,329

Banks-Commercial - 1.7%

Banco Bilbao Vizcaya Argentaria SA ADR	88,863	529,624
Bank of Nova Scotia	4,966	263,148
Bank of the Ozarks, Inc.	4,214	161,818
BOK Financial Corp.	1,141	78,695
Cullen/Frost Bankers, Inc.	9,560	687,746
East West Bancorp, Inc.	5,311	194,967
Grupo Financiero Santander Mexico SAB de CV ADR, Class B	10,648	93,702
ING Groep NV ADR	50,000	617,000
M&T Bank Corp.	1,388	161,147
PacWest Bancorp	4,117	176,660
SVB Financial Group†	1,687	186,481
Umpqua Holdings Corp.	3,865	58,168
Washington Trust Bancorp, Inc.	1,789	71,954

		3,281,110

Banks-Super Regional - 1.2%

PNC Financial Services Group, Inc.	8,148	734,053
US Bancorp	17,312	742,512
Wells Fargo & Co.	20,030	886,928

		2,363,493

Batteries/Battery Systems - 0.2%

Energizer Holdings, Inc.	7,000	349,720

Beverages-Non-alcoholic - 0.6%

Coca-Cola Co.	8,779	371,527
Dr Pepper Snapple Group, Inc.	3,700	337,847
Monster Beverage Corp.†	73	10,717
PepsiCo, Inc.	4,250	462,273

		1,182,364

Beverages-Wine/Spirits - 0.3%

Brown-Forman Corp., Class B	2,556	121,257
Constellation Brands, Inc., Class A	74	12,320
Diageo PLC ADR	4,000	464,160

		597,737

Brewery - 0.5%

Ambev SA ADR	125,000	761,250
Anheuser-Busch InBev NV ADR	1,752	230,230

		991,480

Broadcast Services/Program - 0.0%

Discovery Communications, Inc., Class A†	280	7,538

Building & Construction Products-Misc. - 0.2%

Fortune Brands Home & Security, Inc.	151	8,773
James Hardie Industries PLC ADR	23,000	361,790

		370,563

Building Products-Cement - 0.0%

Martin Marietta Materials, Inc.	41	7,343
Vulcan Materials Co.	82	9,326

		16,669

Building Products-Doors & Windows - 0.1%

Apogee Enterprises, Inc.	2,398	107,167

Building Products-Wood - 0.0%

Masco Corp.	228	7,823

Building-Heavy Construction - 0.0%

SBA Communications Corp., Class A†	57	6,393

Cable/Satellite TV - 0.4%

Charter Communications, Inc. Class A†	87	23,487
Comcast Corp., Class A	9,714	644,427
DISH Network Corp., Class A†	137	7,505

		675,419

Casino Hotels - 0.0%

Las Vegas Sands Corp.	182	10,472

Casino Services - 0.0%

Gaming and Leisure Properties, Inc.	278	9,299

Cellular Telecom - 0.1%

MTN Group, Ltd. ADR	17,000	145,690

Chemicals-Diversified - 0.9%

Akzo Nobel NV ADR	20,000	451,800
Croda International PLC ADR	11,500	258,635
E.I. du Pont de Nemours & Co.	4,567	305,852
FMC Corp.	3,037	146,809
Huntsman Corp.	7,568	123,131
Innospec, Inc.	2,932	178,295
LyondellBasell Industries NV, Class A	96	7,743
PPG Industries, Inc.	3,004	310,494

		1,782,759

Chemicals-Specialty - 0.6%

Albemarle Corp.	1,287	110,026
Cabot Corp.	3,650	191,297
H.B. Fuller Co.	14,026	651,788
International Flavors & Fragrances, Inc.	1,053	150,547

		1,103,658

Coal - 0.0%

Alliance Resource Partners LP	4,022	89,208

Coatings/Paint - 0.1%

RPM International, Inc.	1,171	62,906
Sherwin-Williams Co.	37	10,237
Valspar Corp.	845	89,629

		162,772

Commercial Services - 0.0%

Ecolab, Inc.	122	14,850
Nielsen Holdings PLC	163	8,732

		23,582

Commercial Services-Finance - 0.2%

Automatic Data Processing, Inc.	195	17,199
Equifax, Inc.	70	9,420
FleetCor Technologies, Inc.†	53	9,208
Global Payments, Inc.	109	8,367
Moody’s Corp.	97	10,503
PayPal Holdings, Inc.†	5,612	229,924
S&P Global, Inc.	126	15,946
Total System Services, Inc.	111	5,234
Travelport Worldwide, Ltd.	6,405	96,267
Vantiv, Inc., Class A†	107	6,021
Western Union Co.	400	8,328

		416,417

Computer Aided Design - 0.0%

Autodesk, Inc.†	128	9,258

Computer Services - 0.2%

Accenture PLC, Class A	1,014	123,880
Cognizant Technology Solutions Corp., Class A†	289	13,788
Dell Technologies, Inc. - VMware, Inc., Class V†	2	96
International Business Machines Corp.	1,149	182,519
Leidos Holdings, Inc.	2,156	93,312

		413,595

Computer Software - 0.3%

Akamai Technologies, Inc.†	119	6,306
j2 Global, Inc.	3,467	230,937
Kudelski SA(BR)(8)	17,500	326,042

		563,285

Computers - 1.1%

Apple, Inc.	18,763	2,121,157

Consulting Services - 0.0%

Gartner, Inc.†	69	6,103

Consumer Products-Misc. - 0.1%

Clorox Co.	53	6,635
Kimberly-Clark Corp.	953	120,211

		126,846

Containers-Metal/Glass - 0.0%

Ball Corp.	102	8,359

Containers-Paper/Plastic - 0.1%

Packaging Corp. of America	1,160	94,261
Sealed Air Corp.	146	6,690

		100,951

Cosmetics & Toiletries - 0.6%

Estee Lauder Cos., Inc., Class A	108	9,564
Procter & Gamble Co.	3,637	326,421
Unilever NV	15,712	724,323

		1,060,308

Data Processing/Management - 0.7%

Broadridge Financial Solutions, Inc.	1,124	76,196
Fair Isaac Corp.	6,055	754,392
Fidelity National Information Services, Inc.	6,353	489,372
Fiserv, Inc.†	113	11,240
Paychex, Inc.	173	10,012

		1,341,212

Diagnostic Equipment - 0.5%

Abbott Laboratories	11,510	486,758
Thermo Fisher Scientific, Inc.	3,165	503,425

		990,183

Diagnostic Kits - 0.0%

IDEXX Laboratories, Inc.†	80	9,018

Dialysis Centers - 0.1%

DaVita, Inc.†	2,746	181,428

Disposable Medical Products - 0.1%

C.R. Bard, Inc.	40	8,971
STERIS PLC	1,697	124,051

		133,022

Distribution/Wholesale - 0.1%

Fastenal Co.	178	7,437
HD Supply Holdings, Inc.†	235	7,515
LKQ Corp.†	274	9,716
Pool Corp.	1,378	130,249
WW Grainger, Inc.	41	9,218

		164,135

Diversified Banking Institutions - 1.0%

BNP Paribas SA ADR	31,048	803,833
Goldman Sachs Group, Inc.	1,137	183,364
JPMorgan Chase & Co.	13,908	926,133

		1,913,330

Diversified Manufacturing Operations - 1.1%

3M Co.	1,094	192,796
Crane Co.	3,970	250,150
General Electric Co.	9,611	284,678
Illinois Tool Works, Inc.	150	17,976
Parker-Hannifin Corp.	3,193	400,817
Siemens AG ADR	5,500	645,260
Vesuvius PLC(1)	53,000	241,313

		2,032,990

Diversified Operations - 0.1%

China Merchants Holdings International Co., Ltd. ADR	3,621	97,586

E-Commerce/Products - 0.5%

Amazon.com, Inc.†	822	688,269
eBay, Inc.†	8,935	293,961

		982,230

E-Commerce/Services - 0.0%

Expedia, Inc.	68	7,937
Priceline Group, Inc.†	22	32,373

		40,310

E-Marketing/Info - 0.0%

comScore, Inc.†	100	3,066

Electric Products-Misc. - 0.1%

Emerson Electric Co.	3,429	186,915
Littelfuse, Inc.	703	90,553

		277,468

Electric-Integrated - 1.9%

ALLETE, Inc.	1,631	97,240
Alliant Energy Corp.	3,170	121,443
CLP Holdings, Ltd. ADR	50,000	523,500
Eversource Energy	14,045	760,958
Great Plains Energy, Inc.	3,406	92,950
NextEra Energy, Inc.	4,601	562,794
PNM Resources, Inc.	1,730	56,606
WEC Energy Group, Inc.	13,084	783,470
Xcel Energy, Inc.	17,524	720,937

		3,719,898

Electric-Transmission - 0.0%

ITC Holdings Corp.	1,865	86,685

Electronic Components-Misc. - 0.1%

Garmin, Ltd.	3,382	162,708

Electronic Components-Semiconductors - 1.1%

Broadcom, Ltd.	1,320	227,726
Intel Corp.	5,540	209,135
Microchip Technology, Inc.	27,623	1,716,493
NVIDIA Corp.	243	16,650
Skyworks Solutions, Inc.	106	8,071
Texas Instruments, Inc.	419	29,406

		2,207,481

Electronic Connectors - 0.4%

Amphenol Corp., Class A	193	12,530
TE Connectivity, Ltd.	11,054	711,656

		724,186

Electronic Forms - 0.2%

Adobe Systems, Inc.†	4,151	450,550

Electronic Measurement Instruments - 0.1%

Trimble Navigation, Ltd.†	5,460	155,938

Electronic Parts Distribution - 0.4%

Arrow Electronics, Inc.†	8,821	564,280
Avnet, Inc.	2,905	119,279

		683,559

Electronic Security Devices - 0.2%

Johnson Controls International PLC	7,082	329,525

Enterprise Software/Service - 0.3%

CDK Global, Inc.	135	7,744
Omnicell, Inc.†	5,275	202,032
Oracle Corp.	7,978	313,376
Tyler Technologies, Inc.†	214	36,643
Workday, Inc., Class A†	77	7,060

		566,855

Entertainment Software - 0.0%

Activision Blizzard, Inc.	301	13,334
Electronic Arts, Inc.†	151	12,896

		26,230

Environmental Monitoring & Detection - 0.1%

MSA Safety, Inc.	1,873	108,709

Filtration/Separation Products - 0.1%

Donaldson Co., Inc.	2,702	100,866

Finance-Consumer Loans - 0.2%

Synchrony Financial	13,554	379,512

Finance-Credit Card - 0.5%

Alliance Data Systems Corp.†	35	7,508
Discover Financial Services	13,692	774,283
MasterCard, Inc., Class A	404	41,115
Visa, Inc., Class A	788	65,168

		888,074

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.	8,827	278,668
TD Ameritrade Holding Corp.	273	9,621

		288,289

Finance-Mortgage Loan/Banker - 0.8%

FNF Group	41,244	1,522,316

Finance-Other Services - 0.7%

BGC Partners, Inc., Class A	7,458	65,258
Deutsche Boerse AG ADR	97,000	751,750
Hong Kong Exchanges and Clearing, Ltd. ADR	23,000	609,730
Intercontinental Exchange, Inc.	34	9,158

		1,435,896

Food-Confectionery - 0.0%

Hershey Co.	77	7,361

Food-Dairy Products - 0.0%

WhiteWave Foods Co.†	156	8,491

Food-Misc./Diversified - 1.6%

B&G Foods, Inc.	16,330	803,109
Campbell Soup Co.	110	6,017
ConAgra Foods, Inc.	190	8,951
Danone SA ADR	47,517	705,627
General Mills, Inc.	5,459	348,721
Ingredion, Inc.	443	58,946
Kellogg Co.	112	8,677
Kraft Heinz Co.	3,870	346,404
McCormick & Co., Inc.	2,697	269,484
Orkla ASA ADR	44,000	456,280
Snyder’s-Lance, Inc.	4	134

		3,012,350

Food-Retail - 0.4%

Dairy Farm International Holdings, Ltd. ADR	3,381	119,485
Kroger Co.	24,843	737,340

		856,825

Food-Wholesale/Distribution - 0.0%

Sysco Corp.	251	12,302

Footwear & Related Apparel - 0.1%

Deckers Outdoor Corp.†	2,308	137,441

Gambling (Non-Hotel) - 0.2%

OPAP SA ADR	70,000	291,900

Gas-Distribution - 0.4%

ONE Gas, Inc.	1	62
Sempra Energy	7,259	778,092
Vectren Corp.	1,570	78,814

		856,968

Home Decoration Products - 0.0%

Newell Brands, Inc.	249	13,112

Home Furnishings - 0.0%

Leggett & Platt, Inc.	178	8,113

Hotels/Motels - 0.0%

Hilton Worldwide Holdings, Inc.	344	7,888
Marriott International, Inc., Class A	158	10,638
Wyndham Worldwide Corp.	90	6,060

		24,586

Housewares - 0.2%

Tupperware Brands Corp.	7,172	468,834

Human Resources - 0.3%

Adecco SA ADR	22,000	619,960
Robert Half International, Inc.	970	36,724

		656,684

Industrial Automated/Robotic - 0.1%

Nordson Corp.	959	95,545
Rockwell Automation, Inc.	85	10,399

		105,944

Industrial Gases - 0.1%

Air Products & Chemicals, Inc.	1,626	244,453
Praxair, Inc.	114	13,774

		258,227

Instruments-Controls - 0.1%

Honeywell International, Inc.	2,217	258,480
Mettler-Toledo International, Inc.†	19	7,977

		266,457

Instruments-Scientific - 0.1%

Waters Corp.†	1,295	205,245

Insurance Brokers - 0.1%

Aon PLC	127	14,286
Arthur J. Gallagher & Co.	1,538	78,238
Marsh & McLennan Cos., Inc.	236	15,871
Willis Towers Watson PLC	1,000	132,770

		241,165

Insurance-Multi-line - 0.9%

Allstate Corp.	3,675	254,236
Chubb, Ltd.	9,935	1,248,333
MetLife, Inc.	2,934	130,358

		1,632,927

Insurance-Property/Casualty - 0.7%

AmTrust Financial Services, Inc.	24,921	668,630
Markel Corp.†	489	454,169
XL Group, Ltd.	7,000	235,410

		1,358,209

Insurance-Reinsurance - 0.6%

Swiss Re AG ADR	40,446	915,697
Validus Holdings, Ltd.	2,839	141,439

		1,057,136

Internet Application Software - 0.0%

Splunk, Inc.†	116	6,807

Internet Content-Entertainment - 0.3%

Facebook, Inc., Class A†	4,951	635,065
Netflix, Inc.†	184	18,133
Twitter, Inc.†	363	8,367

		661,565

Internet Content-Information/News - 0.0%

LinkedIn Corp., Class A†	58	11,085

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	67	8,351

Investment Companies - 0.1%

Ares Capital Corp.	9,142	141,701
Oaktree Capital Group LLC	2,193	92,983

		234,684

Investment Management/Advisor Services - 0.5%

Affiliated Managers Group, Inc.†	58	8,393
Ameriprise Financial, Inc.	3,558	354,982
BlackRock, Inc.	1,476	534,991
T. Rowe Price Group, Inc.	167	11,105
WisdomTree Investments, Inc.	358	3,684

		913,155

Lighting Products & Systems - 0.0%

Acuity Brands, Inc.	32	8,467

Machine Tools & Related Products - 0.2%

Lincoln Electric Holdings, Inc.	7,441	465,955

Machinery-Farming - 0.5%

AG Growth International, Inc.	9,000	303,778
Deere & Co.	8,366	714,038

		1,017,816

Machinery-General Industrial - 0.2%

Applied Industrial Technologies, Inc.	2,136	99,837
IDEX Corp.	1,026	96,003
Roper Technologies, Inc.	1,086	198,162
Wabtec Corp.	108	8,818

		402,820

Machinery-Pumps - 0.2%

Flowserve Corp.	6,939	334,737

Medical Information Systems - 0.0%

Cerner Corp.†	163	10,065

Medical Instruments - 0.6%

Bio-Techne Corp.	1,115	122,092
Boston Scientific Corp.†	661	15,732
Edwards Lifesciences Corp.†	2,668	321,654
Intuitive Surgical, Inc.†	19	13,772
Medtronic PLC	6,946	600,134
St. Jude Medical, Inc.	109	8,694

		1,082,078

Medical Products - 1.1%

Becton Dickinson and Co.	3,819	686,389
Henry Schein, Inc.†	60	9,779
Sonova Holding AG ADR	18,000	508,140
Stryker Corp.	150	17,462
Teleflex, Inc.	2,963	497,932
Varian Medical Systems, Inc.†	4,578	455,648
Zimmer Biomet Holdings, Inc.	66	8,581

		2,183,931

Medical-Biomedical/Gene - 0.6%

Alexion Pharmaceuticals, Inc.†	112	13,724
Amgen, Inc.	321	53,546
Biogen, Inc.†	1,104	345,585
BioMarin Pharmaceutical, Inc.†	106	9,807
Celgene Corp.†	346	36,167
CSL, Ltd. ADR	11,000	454,905
Gilead Sciences, Inc.	3,480	275,338
Illumina, Inc.†	78	14,170
Incyte Corp.†	98	9,240
Regeneron Pharmaceuticals, Inc.†	39	15,679
Vertex Pharmaceuticals, Inc.†	131	11,425

		1,239,586

Medical-Drugs - 2.7%

AbbVie, Inc.	715	45,095
Alkermes PLC†	62	2,916
Allergan PLC†	1,642	378,169
Bristol-Myers Squibb Co.	3,039	163,863
Eli Lilly & Co.	426	34,191
GlaxoSmithKline PLC ADR	13,958	602,008
Johnson & Johnson	7,016	828,800
Merck & Co., Inc.	6,067	378,641
Novartis AG ADR	8,280	653,789
Novo Nordisk A/S ADR	13,000	540,670
Pfizer, Inc.	18,646	631,540
Roche Holding AG ADR	31,473	974,719
Zoetis, Inc.	259	13,471

		5,247,872

Medical-Generic Drugs - 0.3%

Teva Pharmaceutical Industries, Ltd. ADR	11,379	523,548

Medical-HMO - 0.0%

Anthem, Inc.	53	6,641
Centene Corp.†	93	6,227
Cigna Corp.	55	7,168
Humana, Inc.	74	13,090
UnitedHealth Group, Inc.	394	55,160

		88,286

Medical-Hospitals - 0.3%

HCA Holdings, Inc.†	117	8,849
Universal Health Services, Inc., Class B	4,245	523,069

		531,918

Medical-Wholesale Drug Distribution - 0.2%

AmerisourceBergen Corp.	108	8,724
Cardinal Health, Inc.	162	12,587
McKesson Corp.	1,982	330,499

		351,810

Miscellaneous Manufacturing - 0.1%

AptarGroup, Inc.	2,937	227,353

Motorcycle/Motor Scooter - 0.0%

Harley-Davidson, Inc.	149	7,836

Multimedia - 0.5%

Time Warner, Inc.	214	17,036
Twenty-First Century Fox, Inc., Class A	577	13,975
Viacom, Inc., Class A	187	8,007
Vivendi SA ADR	12,812	258,162
Walt Disney Co.	6,317	586,597

		883,777

Networking Products - 0.2%

Cisco Systems, Inc.	10,415	330,364
Palo Alto Networks, Inc.†	53	8,444

		338,808

Non-Ferrous Metals - 0.1%

Cameco Corp.	27,803	237,994

Non-Hazardous Waste Disposal - 0.5%

Waste Connections, Inc.	11,760	878,472
Waste Management, Inc.	166	10,584

		889,056

Office Furnishings-Original - 0.1%

HNI Corp.	7,007	278,879

Oil & Gas Drilling - 0.1%

Helmerich & Payne, Inc.	4,004	269,469

Oil Companies-Exploration & Production - 1.3%

Apache Corp.	183	11,688
Cabot Oil & Gas Corp.	262	6,760
Cimarex Energy Co.	10,098	1,356,868
Energen Corp.	2,767	159,711
Noble Energy, Inc.	5,060	180,845
Occidental Petroleum Corp.	6,504	474,272
Southwestern Energy Co.†	313	4,332
Vermilion Energy, Inc.	2,444	94,671
W&T Offshore, Inc.†	63,825	112,332

		2,401,479

Oil Companies-Integrated - 1.3%

Chevron Corp.	6,549	674,023
Exxon Mobil Corp.	10,307	899,595
Royal Dutch Shell PLC, Class B ADR	17,742	937,310

		2,510,928

Oil Refining & Marketing - 0.9%

HollyFrontier Corp.	26,659	653,145
Marathon Petroleum Corp.	11,171	453,431
Rubis SCA ADR	29,000	530,700

		1,637,276

Oil-Field Services - 0.3%

Core Laboratories NV	1,400	157,262
Schlumberger, Ltd.	4,724	371,495
Targa Resources Corp.	2,088	102,542

		631,299

Pharmacy Services - 0.0%

Express Scripts Holding Co.†	258	18,197

Pipelines - 0.5%

EnLink Midstream Partners LP	7,651	135,499
Enterprise Products Partners LP	20,006	552,766
Magellan Midstream Partners LP	2,948	208,542
ONEOK, Inc.	141	7,246

		904,053

Power Converter/Supply Equipment - 0.0%

Hubbell, Inc.	623	67,122

Private Equity - 0.2%

KKR & Co. LP	22,286	317,798

Radio - 0.1%

Sirius XM Holdings, Inc.†	41,398	172,630

Real Estate Investment Trusts - 2.9%

Agree Realty Corp.	1,196	59,130
Alexandria Real Estate Equities, Inc.	6,592	717,012
American Capital Agency Corp.	8,838	172,694
American Tower Corp.	197	22,326
Annaly Capital Management, Inc.	24,424	256,452
Colony Capital, Inc.	10,383	189,282
Crown Castle International Corp.	157	14,791
CYS Investments, Inc.	1,446	12,609
Digital Realty Trust, Inc.	7,963	773,367
EastGroup Properties, Inc.	1,132	83,270
EPR Properties	2,140	168,504
Equinix, Inc.	42	15,130
Essex Property Trust, Inc.	891	198,426
Extra Space Storage, Inc.	110	8,735
GEO Group, Inc.	2,590	61,590
Gramercy Property Trust	15,072	145,294
Host Hotels & Resorts, Inc.	23,270	362,314
LaSalle Hotel Properties	3,346	79,869
Medical Properties Trust, Inc.	10,802	159,546
Omega Healthcare Investors, Inc.	16,916	599,672
Pebblebrook Hotel Trust	4,407	117,226
Public Storage	70	15,620
Realty Income Corp.	5,072	339,469
Simon Property Group, Inc.	794	164,366
Tanger Factory Outlet Centers, Inc.	11,791	459,377
Ventas, Inc.	3,366	237,741
Weyerhaeuser Co.	4,054	129,485

		5,563,297

Real Estate Management/Services - 0.0%

CBRE Group, Inc., Class A†	335	9,373

Rental Auto/Equipment - 0.3%

Aaron’s, Inc.	21,023	534,405

Respiratory Products - 0.0%

ResMed, Inc.	112	7,257

Retail-Apparel/Shoe - 0.2%

Foot Locker, Inc.	119	8,059
lululemon athletica, Inc.†	6,941	423,262
Ross Stores, Inc.	233	14,982

		446,303

Retail-Auto Parts - 0.1%

Advance Auto Parts, Inc.	44	6,561
AutoZone, Inc.†	13	9,988

Genuine Parts Co.	1,975	198,389
O’Reilly Automotive, Inc.†	44	12,325

		227,263

Retail-Automobile - 0.1%

CarMax, Inc.†	146	7,789
Copart, Inc.†	2,010	107,656

		115,445

Retail-Building Products - 0.2%

Home Depot, Inc.	3,382	435,196
Lowe’s Cos., Inc.	383	27,656

		462,852

Retail-Discount - 0.5%

Costco Wholesale Corp.	2,797	426,570
Dollar General Corp.	6,214	434,918
Dollar Tree, Inc.†	117	9,235

		870,723

Retail-Drug Store - 0.2%

CVS Health Corp.	5,153	458,565
Walgreens Boots Alliance, Inc.	101	8,143

		466,708

Retail-Gardening Products - 0.0%

Tractor Supply Co.	82	5,523

Retail-Jewelry - 0.0%

Tiffany & Co.	348	25,275

Retail-Major Department Stores - 0.1%

Nordstrom, Inc.	3,840	199,219
TJX Cos., Inc.	294	21,986

		221,205

Retail-Perfume & Cosmetics - 0.0%

Ulta Salon Cosmetics & Fragrance, Inc.†	30	7,139

Retail-Restaurants - 0.6%

Chipotle Mexican Grill, Inc.†	1,031	436,629
McDonald’s Corp.	366	42,222
Starbucks Corp.	11,467	620,823
Yum! Brands, Inc.	200	18,162

		1,117,836

Rubber-Tires - 0.4%

Bridgestone Corp. ADR	37,000	679,320

Satellite Telecom - 0.2%

Inmarsat PLC ADR	35,000	315,700

Savings & Loans/Thrifts - 0.3%

Washington Federal, Inc.	19,456	519,086

Security Services - 0.3%

Secom Co., Ltd. ADR	35,000	653,100

Semiconductor Components-Integrated Circuits - 0.8%

Maxim Integrated Products, Inc.	8,387	334,893
NXP Semiconductors NV†	1,696	173,009
QUALCOMM, Inc.	2,015	138,027
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	27,654	845,936

		1,491,865

Semiconductor Equipment - 0.5%

Applied Materials, Inc.	16,851	508,058
KLA-Tencor Corp.	117	8,156
Lam Research Corp.	3,934	372,589

		888,803

Soap & Cleaning Preparation - 0.0%

Church & Dwight Co., Inc.	134	6,421

Steel-Producers - 0.1%

Reliance Steel & Aluminum Co.	2,071	149,174

SupraNational Banks - 0.4%

Banco Latinoamericano de Comercio Exterior SA, Class E	27,644	779,008

Telecom Services - 0.2%

BCE, Inc.	7,265	335,498
Consolidated Communications Holdings, Inc.	1,756	44,321

		379,819

Telephone-Integrated - 0.8%

Telstra Corp., Ltd. ADR	19,181	384,003
Verizon Communications, Inc.	21,910	1,138,882

		1,522,885

Television - 0.1%

CBS Corp., Class B	242	13,247
Sinclair Broadcast Group, Inc., Class A	6,610	190,897

		204,144

Textile-Home Furnishings - 0.0%

Mohawk Industries, Inc.†	42	8,414

Tobacco - 0.2%

Altria Group, Inc.	792	50,078
Imperial Brands PLC ADR	7,600	391,172
Philip Morris International, Inc.	60	5,833
Reynolds American, Inc.	252	11,882

		458,965

Tools-Hand Held - 0.1%

Snap-on, Inc.	1,437	218,367

Toys - 0.7%

Hasbro, Inc.	17,961	1,424,846
Mattel, Inc.	222	6,722

		1,431,568

Transactional Software - 0.2%

Black Knight Financial Services, Inc., Class A†	9,046	369,981

Transport-Marine - 0.2%

Kirby Corp.†	6,643	412,929

Transport-Rail - 0.3%

Union Pacific Corp.	5,318	518,665

Transport-Services - 0.4%

Expeditors International of Washington, Inc.	12,320	634,726
FedEx Corp.	132	23,058
United Parcel Service, Inc., Class B	1,822	199,254

		857,038

Venture Capital - 0.0%

Hercules Technology Growth Capital, Inc.	4,922	66,742

Veterinary Diagnostics - 0.1%

VCA, Inc.†	2,983	208,750

Web Portals/ISP - 0.6%

Alphabet, Inc., Class A†	917	737,323
Alphabet, Inc., Class C†	461	358,331

		1,095,654

X-Ray Equipment - 0.0%

Hologic, Inc.†	215	8,348

Total Common Stocks (cost $97,493,035)		111,185,371

EXCHANGE-TRADED FUNDS - 4.2%

iShares MCSI Emerging Markets Dividend ETF	119,600	4,479,020
Vanguard Global ex-U.S. Real Estate ETF	65,700	3,690,369

Total Exchange-Traded Funds (cost $8,199,388)		8,169,389

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.0%
Banks-Super Regional - 0.3%

PNC Financial Services Group, Inc. FRS 6.75% due 08/01/2021(2)	250,000	279,688
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(2)	250,000	261,275

		540,963

Diversified Banking Institutions - 0.5%

Bank of America Corp. FRS Series M 8.13% due 05/15/2018(2)	500,000	512,812
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(2)	500,000	513,750

		1,026,562

Insurance-Multi-line - 0.2%

Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	250,000	273,125

Total Preferred Securities/Capital Securities (cost $1,752,680)		1,840,650

ASSET BACKED SECURITIES - 4.1%
Diversified Financial Services - 4.1%
ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A4 6.93% due 02/25/2038*	126,552	124,475
AmeriCredit Automobile Receivables Trust Series 2013-1, Class D 2.09% due 02/08/2019	200,000	200,744
AmeriCredit Automobile Receivables Trust Series 2016-3, Class C 2.24% due 04/08/2022	140,000	141,098
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T28, Class AJ 6.09% due 09/11/2042(4)	300,000	303,208
Capital Auto Receivables Asset Trust Series 2016-2, Class A2A 1.32% due 01/22/2019	100,000	100,068
Capital Auto Receivables Asset Trust Series 2014-2, Class C 2.41% due 05/20/2019	80,000	80,738
Citigroup Mtg. Loan Trust FRS Series 2010-10, Class 2A2 2.73% due 02/25/2036*(5)	400,000	366,426
Citigroup Mtg. Loan Trust FRS Series 2009-6, Class 12A1 3.08% due 07/25/2036*(5)	681	679
Citigroup Mtg. Loan Trust VRS Series 2015-PS1, Class B1 5.25% due 09/25/2042*(5)	290,151	316,932
COMM Mtg. Trust VRS Series 2014-UBS3, Class C 4.94% due 06/10/2047(4)	250,000	252,612
Countrywide Home Loan Mtg. Pass Through Trust Series 2004-J1, Class 1A1 4.50% due 01/25/2019(5)	970	974
CPS Auto Receivables Trust Series 2013-B, Class A 1.82% due 09/15/2020*	51,131	51,212
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 1.49% due 05/25/2034(5)	10,804	10,214
CSMC Trust VRS Series 2015-1, Class B2 3.95% due 01/25/2045*(5)	96,919	101,093
DBUBS Mtg. Trust Series 2011-LC2A, Class A4 4.54% due 07/10/2044*(4)	300,000	331,137
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*	250,000	252,150
Goldman Sachs Mtg. Securities Trust VRS Series 2013-GC12, Class C 4.18% due 06/10/2046(4)	200,000	198,567
Goldman Sachs Mtg. Securities Trust Series 2013-GC14, Class AS 4.51% due 08/10/2046*(4)	230,000	258,882

Goldman Sachs Mtg. Securities Trust VRS Series 2014-GC20, Class C 5.03% due 04/10/2047(4)	200,000	197,319
Goldman Sachs Mtg. Securities Trust Series 2011-GC5, Class D 5.56% due 08/10/2044*(4)	300,000	303,289
GSMSC Pass Through Trust FRS Series 2009-4R, Class 2A1 0.97% due 12/26/2036*(5)	42,570	41,805
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C25, Class C 4.60% due 11/15/2047(4)	108,500	112,102
KeyCorp Student Loan Trust FRS Series 2006-A, Class 2A4 1.16% due 09/27/2035	184,433	182,372
New Century Home Equity Loan Trust FRS Series 2005-3, Class M1 1.01% due 07/25/2035	7,966	7,962
New Residential Mtg. Loan Trust VRS Series 2014-3A, Class B1 4.75% due 11/25/2054*(5)	206,470	225,220
New Residential Mtg. Loan Trust VRS Series 2015-2A, Class B3 5.60% due 08/25/2055*(5)	94,920	101,960
OneMain Financial Issuance Trust Series 2014-1A, Class A 2.43% due 06/18/2024*	125,743	125,850
PFS Financing Corp. FRS Series 2015-AA, Class A 1.14% due 04/15/2020*	250,000	248,060
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/2018(5)	24,675	24,771
Sequoia Mtg. Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(5)	156,986	152,004
Sequoia Mtg. Trust VRS Series 2013-2, Class B1 3.65% due 02/25/2043(5)	93,217	97,016
SLM Private Credit Student Loan Trust FRS Series 2002-A, Class A2 1.40% due 12/16/2030	222,111	216,711
SLM Private Education Loan Trust FRS Series 2013-A, Class A1 1.12% due 08/15/2022*	20,827	20,859
Soundview Home Loan Trust FRS Series 2005-CTX1, Class M1 0.95% due 11/25/2035	14,038	13,978
Springleaf Mtg. Loan Trust VRS Series 2013-1A, Class A 1.27% due 06/25/2058*(5)	100,141	99,983
Springleaf Mtg. Loan Trust VRS Series 2013-3A, Class M1 3.79% due 09/25/2057*(5)	200,000	199,781
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class AS 3.35% due 03/10/2046*(4)	200,000	210,791
Volkswagen Credit Auto Master Trust FRS Series 2014-1A, Class A1 0.86% due 07/22/2019*	342,000	341,260
Wells Fargo Commercial Mtg. Trust VRS Series 2015-C31 4.77% due 11/15/2048(4)	300,000	312,581
Wells Fargo Home Equity Trust FRS Series 2004-2, Class A21B 1.37% due 10/25/2034	15,785	15,616
Westlake Automobile Receivables Trust Series 2015-2A, Class A2A 1.28% due 07/16/2018*	85,739	85,747
Westlake Automobile Receivables Trust Series 2016-1A, Class A2A 1.82% due 01/15/2019*	150,561	150,984
WFRBS Commercial Mtg. Trust VRS Series 2014-C22 4.06% due 09/15/2057*(4)	160,000	123,315
WFRBS Commercial Mtg. Trust VRS Series 2013-C14, Class D 4.13% due 06/15/2046*(4)	300,000	272,124
WFRBS Commercial Mtg. Trust VRS Series 2014-LC14, Class C 4.34% due 03/15/2047(4)	300,000	306,541
WFRBS Commercial Mtg. Trust VRS Series 2014-C20, Class C 4.51% due 05/15/2047(4)	300,000	315,556
WFRBS Commercial Mtg. Trust VRS Series 2014-C23, Class B 4.52% due 10/15/2057(4)	300,000	331,618

Total Asset Backed Securities (cost $7,820,006)		7,928,384

U.S. CORPORATE BONDS & NOTES - 18.2%
Aerospace/Defense - 0.1%

Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	267,807

Airlines - 0.3%

Delta Air Lines Pass Through Trust Pass-Through Certs. Series 2009-1, Class A 7.75% due 06/17/2021	170,663	192,636
US Airways Pass Through Trust Pass Through Certs. Series 2012-2, Class B 6.75% due 12/03/2022	423,817	460,901

		653,537

Alternative Waste Technology - 0.3%

Advanced Disposal Services, Inc. Company Guar. Notes 8.25% due 10/01/2020	500,000	525,000

Apparel Manufacturers - 0.1%

Under Armour, Inc. Senior Notes 3.25% due 06/15/2026	250,000	251,688

Auto-Cars/Light Trucks - 0.5%

American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026	250,000	249,023
American Honda Finance Corp. Senior Notes 3.88% due 09/21/2020*	250,000	271,080
General Motors Co. Senior Notes 4.88% due 10/02/2023	250,000	270,856
Toyota Motor Credit Corp. Senior Notes 2.10% due 01/17/2019	250,000	254,202

		1,045,161

Banks-Commercial - 0.1%

KeyBank NA Senior Notes 1.70% due 06/01/2018	250,000	251,224

Banks-Fiduciary - 0.3%

Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	500,000	498,495

Banks-Super Regional - 0.7%

JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	250,000	260,730
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	250,000	260,154
US Bancorp Senior Notes 3.00% due 03/15/2022	250,000	264,859
US Bancorp Sub. Notes 3.60% due 09/11/2024	250,000	267,937
Wells Fargo Bank NA Sub. Notes 6.00% due 11/15/2017	250,000	262,797

		1,316,477

Beverages-Non-alcoholic - 0.3%

Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	450,000	473,175

Brewery - 0.3%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	500,000	574,886

Cable/Satellite TV - 0.2%

Time Warner Cable, Inc. Senior Sec. Notes 6.55% due 05/01/2037	250,000	296,408

Casino Hotels - 0.1%

Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	250,000	270,625

Cellular Telecom - 0.4%

Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	250,000	251,562
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	500,000	543,750

		795,312

Chemicals-Diversified - 0.4%

Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026*	250,000	250,709
Westlake Chemical Corp. Company Guar. Notes 4.63% due 02/15/2021*	250,000	261,250
Westlake Chemical Corp. Company Guar. Notes 4.88% due 05/15/2023*	250,000	261,250

		773,209

Computer Services - 0.1%

International Business Machines Corp. Senior Notes 1.95% due 02/12/2019	250,000	253,922

Computers - 0.1%

Apple, Inc. Senior Notes 2.40% due 05/03/2023	250,000	254,536

Containers-Paper/Plastic - 0.4%

Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	500,000	525,000
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	268,125

		793,125

Diversified Banking Institutions - 1.4%

Bank of America Corp. FRS Senior Notes 2.11% due 04/19/2021	250,000	253,189
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	250,000	259,802

Citigroup, Inc. FRS Senior Notes 2.03% due 10/26/2020	200,000	201,196
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	250,000	261,618
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	500,000	564,480
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	250,000	265,875
Morgan Stanley FRS Senior Notes 2.10% due 04/21/2021	250,000	254,826
Morgan Stanley Senior Notes 4.00% due 07/23/2025	250,000	268,840
Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	313,441

		2,643,267

Diversified Financial Services - 0.1%

General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	144,000	164,998

Electric-Generation - 0.1%

Indiantown Cogeneration LP 1st Mtg. Notes 9.77% due 12/15/2020	129,915	140,228

Electric-Integrated - 1.4%

Black Hills Corp. Senior Notes 4.20% due 09/15/2046	500,000	511,504
Dominion Resources, Inc. Junior Sub. Notes 2.96% due 07/01/2019	200,000	205,281
NiSource Finance Corp. Company Guar. Notes 6.25% due 12/15/2040	250,000	324,309
PacifiCorp 1st Mtg. Notes 5.25% due 06/15/2035	500,000	614,614
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,000,000	742,500
Public Service Co. of New Mexico Senior Notes 7.95% due 05/15/2018	250,000	274,558

		2,672,766

Electric-Transmission - 0.3%

Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	500,000	633,507

Electronic Components-Misc. - 0.1%

Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	264,007

Enterprise Software/Service - 0.3%

Oracle Corp. Senior Notes 1.90% due 09/15/2021	250,000	250,634
Oracle Corp. Senior Notes 3.40% due 07/08/2024	250,000	267,031

		517,665

Finance-Commercial - 0.1%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	250,000	243,750

Finance-Investment Banker/Broker - 0.1%

Jefferies Group LLC Senior Notes 5.13% due 04/13/2018	250,000	261,004

Food-Misc./Diversified - 0.1%

Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	250,000	270,485

Gambling (Non-Hotel) - 0.3%

Greektown Holdings LLC/Greektown Mothership Corp Senior Sec. Notes 8.88% due 03/15/2019*	500,000	528,750

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	250,000	272,277

Hotels/Motels - 0.3%

Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	500,000	547,500

Independent Power Producers - 0.2%

GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	500,000	372,500

Insurance-Mutual - 0.1%

New York Life Global Funding Sec. Notes 2.15% due 06/18/2019*	250,000	255,205

Insurance-Property/Casualty - 0.1%

Fidelity National Financial, Inc. Senior Notes 6.60% due 05/15/2017	250,000	257,053

Insurance-Reinsurance - 0.3%

Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 0.97% due 01/12/2018	500,000	501,187

Internet Security - 0.1%

VeriSign, Inc. Senior Notes 5.25% due 04/01/2025	250,000	262,500

Medical Instruments - 0.4%

Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	250,000	258,573
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	500,000	566,591

		825,164

Medical Labs & Testing Services - 0.1%

Roche Holdings, Inc. FRS Company Guar. Notes 1.18% due 09/30/2019*	250,000	249,894

Medical-Biomedical/Gene - 0.6%

Amgen, Inc. Senior Notes 2.20% due 05/22/2019	250,000	254,644
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	250,000	271,687
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	250,000	264,807
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	250,000	279,276

		1,070,414

Medical-Drugs - 0.1%

AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	250,000	256,348

Medical-Hospitals - 0.6%

HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	500,000	532,500
Surgery Center Holdings, Inc. Company Guar. Notes 8.88% due 04/15/2021*	500,000	533,750

		1,066,250

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc. Senior Notes Notes 5.25% due 11/15/2021	250,000	288,301

Office Automation & Equipment - 0.3%

CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	500,000	533,750

Oil & Gas Drilling - 0.4%

Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	500,000	482,881
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	250,000	211,250

		694,131

Oil Companies-Exploration & Production - 0.4%

Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 05/15/2019†(7)(15)	500,000	127,500
W&T Offshore, Inc. Sec. Notes 8.50% due 06/15/2021*(16)	150,000	54,000
W&T Offshore, Inc. Sec. Notes 9.00% due 05/15/2020*(16)	168,750	92,812
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	250,000	233,750
Whiting Petroleum Corp. Company Guar. Notes 6.50% due 10/01/2018	250,000	246,250

		754,312

Oil Refining & Marketing - 0.4%

Phillips 66 Company Guar. Notes 2.95% due 05/01/2017	250,000	252,250
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	250,000	274,810
Tesoro Corp. Company Guar. Notes 5.38% due 10/01/2022	250,000	260,000

		787,060

Oil-Field Services - 0.3%

Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	500,000	468,750

Physical Therapy/Rehabilitation Centers - 0.4%

HealthSouth Corp. Company Guar. Notes 5.75% due 11/01/2024	750,000	776,715

Pipelines - 0.7%

Columbia Pipeline Group, Inc. Company Guar. Notes 3.30% due 06/01/2020	250,000	259,111
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	250,000	296,659
El Paso Natural Gas Co. LLC Company Guar. Notes 7.50% due 11/15/2026	500,000	590,948
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	250,000	246,930

		1,393,648

Real Estate Investment Trusts - 1.2%

Alexandria Real Estate Equities, Inc. Company Guar. Notes 2.75% due 01/15/2020	200,000	203,025
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	250,000	271,968
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	278,335
Healthcare Realty Trust, Inc. Senior Notes 5.75% due 01/15/2021	250,000	283,991
Hospitality Properties Trust Senior Notes 4.65% due 03/15/2024	250,000	256,900
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	250,000	271,404
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	250,000	266,547
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	250,000	275,426
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	260,521

		2,368,117

Rental Auto/Equipment - 0.2%

ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	250,000	276,790

Savings & Loans/Thrifts - 0.0%

Washington Mutual Bank Escrow Notes 5.50% due 01/15/2013†(3)(9)	125,000	0

Special Purpose Entities - 0.3%

MassMutual Global Funding II Senior Sec. Notes 2.35% due 04/09/2019*	250,000	255,629
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017	250,000	252,527

		508,156

Steel-Specialty - 0.5%

Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	250,000	237,930
Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	750,000	721,875

		959,805

Storage/Warehousing - 0.3%

Mobile Mini, Inc. Company Guar. Notes 5.88% due 07/01/2024	500,000	521,250

Telecom Services - 0.3%

Qwest Corp. Senior Notes 6.75% due 12/01/2021	500,000	556,875

Telephone-Integrated - 0.3%

Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/2019	250,000	257,812
Verizon Communications, Inc. Senior Notes 5.50% due 02/15/2018	200,000	211,215

		469,027

Total U.S. Corporate Bonds & Notes (cost $34,204,892)		34,927,993

FOREIGN CORPORATE BONDS & NOTES - 1.8%
Banks-Commercial - 0.1%

ING Bank NV Senior Notes 3.75% due 03/07/2017*	250,000	252,590

Diversified Financial Services - 0.2%

GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	413,000	424,188

Diversified Manufacturing Operations - 0.2%

Ingersoll Rand Global Holding Co. Company Guar. Notes 6.88% due 08/15/2018	250,000	274,823

Diversified Minerals - 0.1%

Glencore Finance Canada, Ltd. Company Guar. Notes 2.70% due 10/25/2017*	250,000	250,375

Electric-Integrated - 0.3%

TransAlta Corp. Senior Notes 4.50% due 11/15/2022	250,000	245,934
TransAlta Corp. Senior Notes 6.90% due 05/15/2018	200,000	209,093

		455,027

Medical-Generic Drugs - 0.2%

Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	250,000	265,549

Oil Companies-Integrated - 0.4%

BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/2019	750,000	807,582

Oil-Field Services - 0.3%

Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/2022	750,000	633,750

Pipelines - 0.0%

Express Pipeline LLC Sec. Notes 7.39% due 12/31/2019*	49,600	51,399

Total Foreign Corporate Bonds & Notes (cost $3,372,960)		3,415,283

U.S. GOVERNMENT AGENCIES - 9.9%
Federal Home Loan Mtg. Corp. - 3.2%
1.38% due 05/01/2020	750,000	758,140
1.75% due 05/30/2019	250,000	255,220
2.00% due 02/01/2028	198,951	202,533
2.00% due 03/01/2028	222,490	226,497
3.00% due 04/01/2035	69,548	73,401
3.00% due 09/01/2035	89,737	94,321
3.00% due 10/01/2042	363,061	380,477
3.00% due 07/01/2045	186,513	194,963
3.50% due 02/01/2042	212,380	224,704
3.50% due 07/01/2042	136,395	145,199
3.50% due 09/01/2042	95,165	101,155
3.50% due 10/01/2042	139,358	148,816
3.50% due 08/01/2043	230,939	247,745
3.50% due 02/01/2044	213,732	228,086
3.50% due 08/01/2045	270,526	290,935
4.00% due 12/01/2040	264,158	285,581
4.50% due 07/01/2039	116,179	128,037
4.50% due 11/01/2043	143,581	161,938
5.00% due 04/01/2035	67,901	75,955
5.50% due 11/01/2017	5,717	5,819
5.50% due 01/01/2018	6,165	6,236
5.50% due 05/01/2031	35,368	39,907
6.00% due 04/01/2017	1,578	1,591
6.00% due 05/01/2017	2,894	2,924
6.00% due 05/01/2031	14,993	17,387
6.00% due 09/01/2032	7,868	8,976
7.00% due 01/01/2032	2,379	2,447
7.50% due 12/01/2030	14,090	14,590
7.50% due 01/01/2031	26,697	29,930
7.50% due 02/01/2031	2,147	2,464
Federal Home Loan Mtg. Corp. REMIC
Series 4503, Class SA
1.95% due 02/15/2042 VRS(5)(10)	797,704	54,002
Series 4350, Class AS
2.05% due 12/15/2037 VRS(5)(10)	1,275,714	86,864
Series 4127, Class EJ
2.50% due 11/15/2032(5)	143,927	145,384
Series 4033, Class ED
2.50% due 10/15/2036(5)	222,952	228,122
Series 4097, Class HI
3.00% due 08/15/2027(5)(10)	1,036,363	110,235
Series 4579, Class BA
3.00% due 01/15/2043(5)	173,520	179,560
Series 4550, Class DA
3.00% due 03/15/2044(5)	96,614	101,245
Series 4121, Class HI
3.50% due 10/15/2027(5)(10)	824,010	91,231
Series 4343, Class DI
3.50% due 08/15/2040(5)(10)	443,598	44,920
Series 4121, Class UI
3.50% due 10/15/2042(5)(10)	549,111	91,840
Series 4050, Class EI
4.00% due 02/15/2039(5)(10)	536,953	51,492
Series 3924, Class LB
4.00% due 05/15/2039(5)	200,000	212,558
Series 4135, Class DI
4.00% due 11/15/2042(5)(10)	364,731	53,627
Federal Home Loan Mtg. Corp. STRIPS VRS Series 328, Class S4 2.07% due 02/15/2038(5)(10)(14)	2,570,966	174,855
Series 2012-276, Class 40
4.00% due 09/15/2042(5)	137,289	149,478

		6,131,387

Federal National Mtg. Assoc. - 5.3%
2.00% due 10/01/2027	58,795	59,965
2.00% due 01/01/2031	91,887	93,145
2.50% due 06/01/2027	169,140	175,479
2.50% due 07/01/2028	215,284	222,098
2.50% due 08/01/2028	194,502	202,091
2.50% due 09/01/2028	235,560	244,733
3.00% due 04/01/2027	53,750	56,622
3.00% due 05/01/2029	71,298	75,338
3.00% due 10/01/2042	141,803	148,484
3.00% due 11/01/2042	228,037	238,781
3.00% due 12/01/2042	144,290	150,910

3.00% due 02/01/2043	124,401	130,480
3.00% due 04/01/2043	184,814	192,662
3.00% due 06/01/2043	228,026	238,767
3.00% due 08/01/2043	188,395	196,403
3.50% due 08/01/2031	99,474	107,347
3.50% due 01/01/2036	232,974	247,962
3.50% due 03/01/2042	181,034	191,760
3.50% due 07/01/2042	104,657	111,322
3.50% due 09/01/2042	148,743	159,111
3.50% due 11/01/2042	203,617	218,082
3.50% due 02/01/2043	71,729	77,222
3.50% due 05/01/2043	160,789	172,961
3.50% due 11/01/2044	170,593	183,852
3.50% due 03/01/2045	171,556	182,959
3.50% due 06/01/2045	87,660	94,415
3.50% due 09/01/2045	92,803	99,237
3.50% due 11/01/2045	190,676	204,804
4.00% due 09/01/2040	194,986	212,348
4.00% due 12/01/2040	154,940	170,016
4.00% due 01/01/2041	194,773	209,360
4.00% due 08/01/2043	368,936	406,898
4.00% due 10/01/2043	74,896	82,256
4.00% due 04/01/2044	319,975	352,860
4.00% due 08/01/2044	161,423	178,013
4.00% due 10/01/2044	230,866	252,043
4.00% due 09/01/2045	94,227	104,038
4.50% due 10/01/2039	201,180	225,122
4.50% due 09/01/2043	455,896	513,030
4.50% due 07/01/2044	70,270	77,472
4.50% due 12/01/2044	210,682	237,160
5.00% due 05/01/2033	64,793	73,597
5.00% due 02/01/2040	177,046	201,041
5.00% due 07/01/2041	215,892	245,762
5.00% due 02/01/2044	194,542	221,877
6.00% due 08/01/2018	713	817
6.00% due 05/01/2031	7,190	8,307
6.00% due 08/01/2031	67,940	78,433
6.00% due 04/01/2032	18,346	21,041
6.50% due 06/01/2019	3,635	4,187
6.50% due 09/01/2024	15,586	17,953
6.50% due 09/01/2025	2,830	3,260
6.50% due 11/01/2025	4,310	4,964
6.50% due 05/01/2026	11,081	12,764
6.50% due 11/01/2027	304	351
6.50% due 01/01/2032	3,341	3,848
7.00% due 05/01/2029	5,267	6,079
7.00% due 09/01/2029	5,483	5,615
7.00% due 01/01/2031	2,085	2,205
7.50% due 01/01/2031	10,353	11,504
7.50% due 02/01/2031	1,448	1,499
Federal National Mtg. Assoc. REMIC
Series 2016-30, Class AS
1.73% due 05/25/2046(5)(10)	1,025,426	59,483
Series 2016-11, Class AS
1.82% due 03/25/2046 VRS(5)(10)	854,767	55,379
Series 2016-40, Class KS
1.84% due 07/25/2056(10)	941,777	64,304
Series 2015-22, Class AS
1.89% due 04/25/2045 VRS(5)(10)	719,248	46,552
Series 2015-50, Class SB
1.91% due 07/25/2045 VRS(5)(10)	746,511	52,130
Series 2015-91, Class AS
1.92% due 12/25/2045(5)(10)	2,805,172	205,009
Series 2015-38, Class AS
1.93% due 06/25/2045 VRS(5)(10)	800,007	54,008
Series 2014-47, Class AI
1.99% due 08/25/2044 VRS(5)(10)	661,468	46,557
Series 2012-122, Class AD
2.00% due 02/25/2040(5)	62,258	62,975
Series 2013-2, Class BI
2.50% due 02/25/2028(5)(10)	573,573	47,910
Series 2012-16, Class GC
2.50% due 11/25/2041(5)	98,788	101,680
Series 2015-28, Class PA
2.50% due 06/25/2044(5)	80,484	82,287
Series 2012-149, Class IC
3.50% due 01/25/2028(5)(10)	459,904	51,559
Series 2016-30, Class IL
3.50% due 04/25/2034(5)(10)	965,188	122,397
Series 2016-4, Class LI
3.50% due 02/25/2036(5)(10)	640,779	89,230
Series 2012-125, Class IG
3.50% due 11/25/2042(5)(10)	489,333	80,997
Series 2015-20, Class EH
3.50% due 11/25/2042(5)	200,000	216,635
Series 2015-12, Class BY
4.00% due 03/25/2045(5)	100,000	114,395
Series 2015-18, Class IA
4.50% due 04/25/2045(5)(10)	512,891	113,171
Series 2002-16, Class TM
7.00% due 04/25/2032(5)	92,192	106,049

		10,195,419

Government National Mtg. Assoc. - 1.4%
Series 2014-92, Class IO
0.66% due 05/16/2054 VRS(4)(10)	1,785,908	82,807
Series 2014-135, Class IO 0.89% due 01/16/2056VRS(4)(10)	786,130	46,629
3.00% due 11/15/2042	300,730	317,940
3.00% due 02/15/2043	222,417	235,148
3.50% due 09/15/2042	189,067	202,259
3.50% due 09/20/2045	163,625	176,365
4.00% due 10/20/2044	204,354	223,815
4.50% due 05/15/2039	59,874	66,288
5.50% due 07/20/2033	110,398	125,157
6.00% due 07/20/2033	72,305	85,082
6.50% due 12/15/2023	16,606	19,150
6.50% due 03/20/2027	520	599
6.50% due 04/20/2027	7,250	8,354
7.00% due 12/15/2022	2,168	2,175
7.00% due 05/15/2023	481	482
7.00% due 06/15/2023	853	856
7.00% due 12/15/2023	2,886	3,249
7.00% due 04/15/2028	10,411	10,793
7.50% due 08/15/2030	13,262	13,606
7.50% due 09/15/2030	4,286	4,489
7.50% due 11/15/2030	17,862	19,103

7.50% due 01/15/2031	11,181	12,806
Government National Mtg. Assoc. REMIC
Series 2012-44, Class IO
0.69% due 03/16/2049 VRS(4)(10)	968,946	33,561
Series 2013-57, Class IO
0.77% due 06/16/2054 VRS(4)(10)	2,767,307	115,480
Series 2013-101, Class IO
0.77% due 10/16/2054 VRS(4)(10)	2,465,422	97,768
Series 2012-139, Class IO
0.82% due 02/16/2053 VRS(4)(10)	2,180,363	122,527
Series 2013-80, Class IO
0.87% due 03/16/2052 VRS(4)(10)	2,523,977	159,506
Series 2013-68, Class IO
0.95% due 02/16/2046 VRS(4)(10)	1,270,840	72,065
Series 2013-30, Class IO
0.95% due 09/16/2053 VRS(4)(10)	1,776,226	100,676
Series 69, Class WI
1.22% due 09/20/2037 VRS(5)(10)	1,353,428	59,661
Series 2015-63, Class ZB
3.25% due 05/20/2045(5)	83,936	93,093
Series 2012-3, Class LA
3.50% due 03/20/2038(5)	148,185	153,821
Series 60, Class PI
4.00% due 04/20/2045(5)(10)	399,705	64,662
Series 2016-81, Class IN
4.00% due 04/20/2046(5)(10)	297,490	56,716
Series 2002-70, Class PA
4.50% due 08/20/2032(5)	2,691	2,719

		2,789,407

Total U.S. Government Agencies (cost $19,088,453)		19,116,213

U.S. GOVERNMENT TREASURIES - 0.7%
United States Treasury Bonds - 0.4%
2.25% due 08/15/2046	250,000	245,469
3.00% due 11/15/2044	250,000	285,048
4.25% due 11/15/2040	45,000	61,963
5.25% due 11/15/2028	140,000	193,829

		786,309

United States Treasury Notes - 0.3%
1.00% due 02/15/2018	380,000	381,425
3.13% due 05/15/2021	100,000	108,805

		490,230

Total U.S. Government Treasuries (cost $1,272,144)		1,276,539

LOANS(11)(12)(13) - 0.2%
Oil & Gas Drilling - 0.2%
Drillships Financing Holding, Inc. FRS Tranche B-1 6.00% due 03/31/2021	245,570	123,092
Drillships Ocean Ventures, Inc. FRS BTL-B 5.50% due 07/25/2021	490,000	337,283

Total Loans (cost $695,175)		460,375

Total Long-Term Investment Securities (cost $173,898,733)		188,320,197

REPURCHASE AGREEMENTS - 1.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 09/30/2016, to be repurchased 10/03/2016 in the amount of $3,654,003 collateralized by $3,635,000 of United States Treasury Notes, bearing interest at 1.75% due 09/30/2019 and having an approximate value of $3,730,419 (cost $3,654,000)	3,654,000	3,654,000

TOTAL INVESTMENTS (cost $177,552,733)(6)	99.8%	191,974,197
Other assets less liabilities	0.2	368,109

NET ASSETS	100.0%	$192,342,306

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2016, the aggregate value of these securities was $9,431,477 representing 4.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at September 30, 2016. The aggregate value of these securities was $241,313 representing 0.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1. regarding fair value pricing for foreign equity securities.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Illiquid security. At September 30, 2016, the aggregate value of these securities was $0 representing 0.0% of net assets
(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)	See Note 4 for cost of investments on a tax basis.
(7)	Security in default of interest
(8)	Fair valued security. Securities are classified as Level 2 based on the securities valuation input (see Note 1).
(9)	Fair valued security. Securities are classified as Level 3 based on the securities valuation input (see Note 1).
(10)	Interest Only

(11)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(12)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(13)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(14)	Inverse Floater
(15)	Company has filed for bankruptcy protection.
(16)	PIK (“Payment-in-Kind”) Security-Income may be paid in additional securities or cash at the discretion of the issues. The security is currently paying interest in cash at the coupon rate listed.

ADR - American Depositary Receipt

BR - Bearer Shares

BTL - Bank Term Loan

ETF - Exchange-Traded Fund

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate trading of registered interest and principal of securities

ULC - Unlimited Company

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current rates at September 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Software	$237,243	$326,042		$—	$563,285
Other Industries	110,380,773	241,313	**	—	110,622,086
Exchange-Traded Funds	8,169,389	—		—	8,169,389
Preferred Securities/Capital Securities	—	1,840,650		—	1,840,650
Asset Backed Securities	—	7,928,384		—	7,928,384
U.S. Corporate Bonds & Notes:
Savings & Loans/Thrifts	—	—		0	0
Other Industries	—	34,927,993		—	34,927,993
Foreign Corporate Bonds & Notes	—	3,415,283		—	3,415,283
U.S. Government Agencies	—	19,116,213		—	19,116,213
U.S. Government Treasuries	—	1,276,539		—	1,276,539
Loans	—	460,375		—	460,375
Repurchase Agreements	—	3,654,000		—	3,654,000

Total Investments at Value	$118,787,405	$73,186,792		$0	$191,974,197

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.6%
Aerospace/Defense - 0.8%

TransDigm Group, Inc.†	5,025	$1,452,828

Apparel Manufacturers - 0.9%

VF Corp.	29,472	1,651,906

Applications Software - 2.2%

Microsoft Corp.	55,528	3,198,413
salesforce.com, Inc.†	15,544	1,108,753

		4,307,166

Athletic Footwear - 1.5%

NIKE, Inc., Class B	56,525	2,976,041

Banks-Super Regional - 1.5%

PNC Financial Services Group, Inc.	33,048	2,977,294

Beverages-Non-alcoholic - 1.3%

Monster Beverage Corp.†	17,582	2,581,213

Brewery - 1.3%

Molson Coors Brewing Co., Class B	22,660	2,488,068

Building & Construction Products-Misc. - 0.9%

Fortune Brands Home & Security, Inc.	31,160	1,810,396

Cable/Satellite TV - 1.8%

Comcast Corp., Class A	52,550	3,486,167

Chemicals-Diversified - 2.1%

Dow Chemical Co.	41,733	2,163,021
PPG Industries, Inc.	18,390	1,900,791

		4,063,812

Coatings/Paint - 1.1%

Sherwin-Williams Co.	7,688	2,126,962

Commercial Services - 0.9%

Nielsen Holdings PLC	30,931	1,656,974

Commercial Services-Finance - 2.9%

Equifax, Inc.	17,414	2,343,576
Global Payments, Inc.	21,469	1,647,960
S&P Global, Inc.	12,410	1,570,610

		5,562,146

Computer Services - 1.0%

Accenture PLC, Class A	16,271	1,987,828

Computers - 3.6%

Apple, Inc.	62,430	7,057,711

Consulting Services - 0.7%

Verisk Analytics, Inc.†	16,840	1,368,755

Containers-Metal/Glass - 1.0%

Crown Holdings, Inc.†	34,420	1,965,038

Cosmetics & Toiletries - 1.5%

Estee Lauder Cos., Inc., Class A	33,529	2,969,328

Diagnostic Equipment - 0.9%

Thermo Fisher Scientific, Inc.	10,364	1,648,498

Diversified Banking Institutions - 7.0%

Bank of America Corp.	237,820	3,721,883
Citigroup, Inc.	73,656	3,478,773
Goldman Sachs Group, Inc.	12,891	2,078,931
JPMorgan Chase & Co.	63,518	4,229,664

		13,509,251

Diversified Manufacturing Operations - 2.1%

Eaton Corp. PLC	18,770	1,233,377
Illinois Tool Works, Inc.	23,303	2,792,631

		4,026,008

E-Commerce/Products - 3.2%

Amazon.com, Inc.†	7,375	6,175,161

Electric Products-Misc. - 0.6%

AMETEK, Inc.	22,735	1,086,278

Electric-Integrated - 1.6%

American Electric Power Co., Inc.	26,414	1,696,043
NextEra Energy, Inc.	11,800	1,443,376

		3,139,419

Electronic Components-Semiconductors - 1.2%

Broadcom, Ltd.	12,960	2,235,859

Electronic Forms - 1.0%

Adobe Systems, Inc.†	18,527	2,010,921

Enterprise Software/Service - 0.8%

Workday, Inc., Class A†	17,637	1,617,137

Entertainment Software - 0.9%

Electronic Arts, Inc.†	19,968	1,705,267

Finance-Consumer Loans - 0.7%

Synchrony Financial	48,640	1,361,920

Finance-Credit Card - 1.7%

MasterCard, Inc., Class A	32,580	3,315,667

Food-Misc./Diversified - 1.8%

Mondelez International, Inc., Class A	78,869	3,462,349

Hotels/Motels - 0.9%

Hilton Worldwide Holdings, Inc.	79,842	1,830,777

Instruments-Controls - 1.1%

Honeywell International, Inc.	18,827	2,195,040

Insurance Brokers - 1.2%

Marsh & McLennan Cos., Inc.	34,470	2,318,107

Insurance-Multi-line - 1.2%

Chubb, Ltd.	18,726	2,352,922

Insurance-Property/Casualty - 0.7%

XL Group, Ltd.	37,720	1,268,524

Internet Content-Entertainment - 3.0%

Facebook, Inc., Class A†	31,850	4,085,399
Netflix, Inc.†	17,267	1,701,663

		5,787,062

Investment Management/Advisor Services - 0.7%

BlackRock, Inc.	3,680	1,333,853

Machinery-General Industrial - 1.1%

Middleby Corp.†	16,942	2,094,370

Medical Information Systems - 0.9%

Cerner Corp.†	29,397	1,815,265

Medical Instruments - 1.3%

Medtronic PLC	28,921	2,498,774

Medical-Biomedical/Gene - 0.9%

Regeneron Pharmaceuticals, Inc.†	4,427	1,779,743

Medical-Drugs - 6.8%

Alkermes PLC†	12,540	589,756
Allergan PLC†	12,716	2,928,622
Bristol-Myers Squibb Co.	58,054	3,130,272
Eli Lilly & Co.	26,290	2,110,035
Merck & Co., Inc.	70,510	4,400,529

		13,159,214

Medical-HMO - 1.6%

UnitedHealth Group, Inc.	22,269	3,117,660

Medical-Hospitals - 1.0%

HCA Holdings, Inc.†	26,336	1,991,792

Medical-Wholesale Drug Distribution - 1.1%

McKesson Corp.	12,489	2,082,541

Oil Companies-Exploration & Production - 3.3%

Concho Resources, Inc.†	12,377	1,699,981
EOG Resources, Inc.	16,650	1,610,222
Newfield Exploration Co.†	30,880	1,342,045
Pioneer Natural Resources Co.	9,116	1,692,385

		6,344,633

Oil Refining & Marketing - 1.1%

Phillips 66	16,380	1,319,409
Valero Energy Corp.	16,160	856,480

		2,175,889

Oil-Field Services - 1.8%

Baker Hughes, Inc.	32,919	1,661,422
Halliburton Co.	41,486	1,861,892

		3,523,314

Retail-Arts & Crafts - 0.5%

Michaels Cos., Inc.†	42,380	1,024,325

Retail-Building Products - 1.2%

Lowe’s Cos., Inc.	33,327	2,406,543

Retail-Discount - 2.9%

Costco Wholesale Corp.	21,723	3,312,975
Dollar Tree, Inc.†	28,242	2,229,141

		5,542,116

Retail-Drug Store - 1.3%

Walgreens Boots Alliance, Inc.	32,296	2,603,703

Retail-Restaurants - 1.5%

Starbucks Corp.	53,459	2,894,270

Semiconductor Components-Integrated Circuits - 1.5%

Analog Devices, Inc.	22,310	1,437,880
QUALCOMM, Inc.	22,371	1,532,413

		2,970,293

Telecommunication Equipment - 0.0%

Nortel Networks Corp.†(1)(2)	147	0

Telephone-Integrated - 1.1%

AT&T, Inc.	53,345	2,166,340

Textile-Home Furnishings - 1.0%

Mohawk Industries, Inc.†	9,908	1,984,969

Tobacco - 1.9%

Altria Group, Inc.	56,774	3,589,820

Tools-Hand Held - 1.0%

Snap-on, Inc.	12,936	1,965,755

Transport-Truck - 0.7%

JB Hunt Transport Services, Inc.	17,700	1,436,178

Web Hosting/Design - 0.1%

GoDaddy, Inc., Class A†	6,110	210,978

Web Portals/ISP - 3.7%

Alphabet, Inc., Class A†	5,423	4,360,417
Alphabet, Inc., Class C†	3,676	2,857,318

		7,217,735

Total Long-Term Investment Securities (cost $163,553,587)		191,465,873

REPURCHASE AGREEMENTS - 1.0%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$400,000	400,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	200,000	200,000
BNP Paribas SA Joint Repurchase Agreement(3)	400,000	400,000
Deutsche Bank AG Joint Repurchase Agreement(3)	760,000	760,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	100,000	100,000

Total Repurchase Agreements (cost $1,860,000)		1,860,000

TOTAL INVESTMENTS (cost $165,413,587)(4)	99.6%	193,325,873
Other assets less liabilities	0.4	829,438

NET ASSETS	100.0%	$194,155,311

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Illiquid security. At September 30, 2016, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks
Telecommunication Equipment	$—	$—	$0	$0
Other Industries	191,465,873	—	—	191,465,873
Repurchase Agreements	—	1,860,000	—	1,860,000

Total Investments at Value	$191,465,873	$1,860,000	$—	$193,325,873

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.0%
Aerospace/Defense - 0.7%

Lockheed Martin Corp.	13,404	$3,213,207

Agricultural Chemicals - 0.3%

CF Industries Holdings, Inc.	51,746	1,260,015

Airlines - 0.7%

Alaska Air Group, Inc.	46,341	3,052,018

Apparel Manufacturers - 1.4%

Carter’s, Inc.	15,200	1,317,992
Global Brands Group Holding, Ltd.†(1)	6,010,000	616,126
Ralph Lauren Corp.	14,521	1,468,654
Under Armour, Inc., Class A†	9,806	379,296
Under Armour, Inc., Class C†	22,007	745,157
VF Corp.	35,384	1,983,273

		6,510,498

Applications Software - 2.5%

Microsoft Corp.	124,877	7,192,915
ServiceNow, Inc.†	52,900	4,187,035

		11,379,950

Athletic Footwear - 1.9%

NIKE, Inc., Class B	168,767	8,885,583

Audio/Video Products - 0.8%

Harman International Industries, Inc.	44,612	3,767,483

Auto/Truck Parts & Equipment-Original - 0.3%

Delphi Automotive PLC	18,300	1,305,156

Banks-Commercial - 0.5%

M&T Bank Corp.	19,248	2,234,693

Banks-Super Regional - 1.9%

PNC Financial Services Group, Inc.	94,612	8,523,595

Beverages-Non-alcoholic - 2.6%

Coca-Cola Co.	150,895	6,385,877
Monster Beverage Corp.†	37,257	5,469,700

		11,855,577

Beverages-Wine/Spirits - 0.3%

Brown-Forman Corp., Class B	30,828	1,462,480

Building Products-Air & Heating - 0.3%

Lennox International, Inc.	8,604	1,351,086

Building Products-Cement - 0.3%

CRH PLC(1)	36,757	1,218,834

Building Products-Doors & Windows - 0.3%

Sanwa Holdings Corp.(1)	128,500	1,243,384

Building-Residential/Commercial - 0.2%

Toll Brothers, Inc.†	30,402	907,804

Cable/Satellite TV - 0.2%

Sky PLC(1)	84,130	974,863

Casino Hotels - 0.6%

Las Vegas Sands Corp.	50,447	2,902,720

Chemicals-Diversified - 0.6%

Celanese Corp., Series A	38,833	2,584,725

Coatings/Paint - 0.4%

Sherwin-Williams Co.	6,779	1,875,478

Commercial Services - 0.5%

Ecolab, Inc.	17,511	2,131,439

Commercial Services-Finance - 2.9%

Automatic Data Processing, Inc.	41,438	3,654,831
Equifax, Inc.	25,175	3,388,051
FleetCor Technologies, Inc.†	2,927	508,508
Global Payments, Inc.	48,038	3,687,397
IHS Markit, Ltd.†	61,312	2,302,266

		13,541,053

Computer Services - 1.9%

Accenture PLC, Class A	34,027	4,157,079
Genpact, Ltd.†	186,811	4,474,123

		8,631,202

Computer Software - 1.1%

Akamai Technologies, Inc.†	71,998	3,815,174
Envestnet, Inc.†	31,934	1,163,994

		4,979,168

Computers - 0.6%

Apple, Inc.	22,998	2,599,924

Computers-Memory Devices - 0.4%

Western Digital Corp.	27,783	1,624,472

Containers-Paper/Plastic - 0.1%

Bemis Co., Inc.	11,772	600,490

Cosmetics & Toiletries - 2.3%

Colgate-Palmolive Co.	96,555	7,158,588
Coty, Inc., Class A	45,433	1,067,676
Estee Lauder Cos., Inc., Class A	26,133	2,314,338

		10,540,602

Dental Supplies & Equipment - 0.7%

DENTSPLY SIRONA, Inc.	57,934	3,443,018

Diversified Banking Institutions - 1.6%

Citigroup, Inc.	91,312	4,312,666
Goldman Sachs Group, Inc.	5,258	847,958
JPMorgan Chase & Co.	33,428	2,225,970

		7,386,594

Diversified Manufacturing Operations - 0.7%

A.O. Smith Corp.	15,577	1,538,852
Eaton Corp. PLC	22,117	1,453,308

		2,992,160

E-Commerce/Products - 0.5%

Amazon.com, Inc.†	3,008	2,518,629

E-Commerce/Services - 3.2%

Expedia, Inc.	36,211	4,226,548
Just Eat PLC†(1)	165,438	1,149,358
Priceline Group, Inc.†	1,582	2,327,897
TripAdvisor, Inc.†	57,396	3,626,279
Zillow Group, Inc., Class A†	101,611	3,500,499

		14,830,581

Electric-Integrated - 1.5%

Exelon Corp.	71,533	2,381,334
OGE Energy Corp.	54,964	1,737,962
PG&E Corp.	48,044	2,938,851

		7,058,147

Electronic Components-Semiconductors - 1.9%

Broadcom, Ltd.	14,393	2,483,080
Microchip Technology, Inc.	31,041	1,928,888
Samsung Electronics Co., Ltd.(1)	708	1,031,872
Silicon Motion Technology Corp. ADR	15,878	822,322

Skyworks Solutions, Inc.	31,487	2,397,420

		8,663,582

Electronic Connectors - 0.7%

Amphenol Corp., Class A	52,182	3,387,655

Electronic Forms - 0.3%

Adobe Systems, Inc.†	12,835	1,393,111

Electronic Measurement Instruments - 0.8%

Trimble, Inc.†	132,852	3,794,253

Enterprise Software/Service - 0.9%

Workday, Inc., Class A†	47,354	4,341,888

Entertainment Software - 0.7%

Activision Blizzard, Inc.	76,953	3,409,018

Finance-Credit Card - 1.7%

American Express Co.	82,264	5,268,186
MasterCard, Inc., Class A	24,644	2,508,020

		7,776,206

Finance-Investment Banker/Broker - 0.7%

Raymond James Financial, Inc.	56,444	3,285,605

Food-Misc./Diversified - 0.5%

Mondelez International, Inc., Class A	51,016	2,239,602

Garden Products - 0.2%

Toro Co.	20,711	970,103

Gas-Distribution - 0.3%

Sempra Energy	12,500	1,339,875

Hotels/Motels - 0.2%

Hilton Worldwide Holdings, Inc.	40,608	931,141

Industrial Gases - 0.6%

Praxair, Inc.	22,294	2,693,784

Instruments-Controls - 1.4%

Honeywell International, Inc.	22,650	2,640,764
Mettler-Toledo International, Inc.†	8,894	3,733,968

		6,374,732

Insurance Brokers - 1.7%

Arthur J. Gallagher & Co.	65,030	3,308,076
Marsh & McLennan Cos., Inc.	63,902	4,297,410

		7,605,486

Insurance-Life/Health - 1.5%

Principal Financial Group, Inc.	67,816	3,493,202
Torchmark Corp.	16,397	1,047,604
Unum Group	61,990	2,188,867

		6,729,673

Insurance-Multi-line - 2.4%

Chubb, Ltd.	47,389	5,954,428
MetLife, Inc.	117,378	5,215,104

		11,169,532

Insurance-Property/Casualty - 0.7%

Markel Corp.†	3,336	3,098,377

Internet Content-Entertainment - 0.6%

Facebook, Inc., Class A†	15,509	1,989,340
Netflix, Inc.†	6,542	644,714

		2,634,054

Internet Security - 0.9%

VeriSign, Inc.†	49,959	3,908,792

Investment Management/Advisor Services - 0.8%

BlackRock, Inc.	10,039	3,638,736

Machinery-General Industrial - 0.4%

Middleby Corp.†	15,647	1,934,282

Medical Instruments - 1.4%

Medtronic PLC	72,275	6,244,560

Medical-Biomedical/Gene - 2.3%

Alder Biopharmaceuticals, Inc.†	17,632	577,801
Biogen, Inc.†	4,074	1,275,284
Incyte Corp.†	42,756	4,031,463
Novavax, Inc.†	132,613	275,835
Regeneron Pharmaceuticals, Inc.†	10,755	4,323,725

		10,484,108

Medical-Drugs - 5.6%

Alkermes PLC†	84,494	3,973,753
Allergan PLC†	18,348	4,225,728
Bristol-Myers Squibb Co.	116,255	6,268,469
Eli Lilly & Co.	9,300	746,418
Johnson & Johnson	33,097	3,909,749
Merck & Co., Inc.	87,163	5,439,843
TESARO, Inc.†	12,240	1,226,937

		25,790,897

Medical-Generic Drugs - 1.0%

Mylan NV†	82,310	3,137,657
Teva Pharmaceutical Industries, Ltd. ADR	36,199	1,665,516

		4,803,173

Medical-HMO - 0.7%

UnitedHealth Group, Inc.	23,487	3,288,180

Medical-Wholesale Drug Distribution - 2.3%

Cardinal Health, Inc.	50,555	3,928,124
McKesson Corp.	39,631	6,608,469

		10,536,593

Metal-Aluminum - 0.1%

Constellium NV, Class A†	51,450	370,440

Multimedia - 0.4%

Walt Disney Co.	18,405	1,709,088

Networking Products - 0.7%

Cisco Systems, Inc.	105,407	3,343,510

Oil & Gas Drilling - 0.2%

Helmerich & Payne, Inc.	16,536	1,112,873

Oil Companies-Exploration & Production - 5.3%

Anadarko Petroleum Corp.	54,704	3,466,045
Cabot Oil & Gas Corp.	52,346	1,350,527
Canadian Natural Resources, Ltd.	58,721	1,881,421
Cobalt International Energy, Inc.†	115,041	142,651
Continental Resources, Inc.†	67,220	3,492,751
Diamondback Energy, Inc.†	45,557	4,398,073
Hess Corp.	11,783	631,805
Marathon Oil Corp.	90,381	1,428,924

Pioneer Natural Resources Co.	31,085	5,770,930
QEP Resources, Inc.	40,514	791,238
Southwestern Energy Co.†	83,694	1,158,325

		24,512,690

Oil Field Machinery & Equipment - 0.1%

National Oilwell Varco, Inc.	11,289	414,758

Oil Refining & Marketing - 0.2%

HollyFrontier Corp.	36,837	902,507

Oil-Field Services - 0.6%

Halliburton Co.	54,670	2,453,589
Trican Well Service, Ltd.†	143,399	294,023

		2,747,612

Physicians Practice Management - 0.5%

Envision Healthcare Holdings, Inc.†	75,198	1,674,660
MEDNAX, Inc.†	9,413	623,611

		2,298,271

Power Converter/Supply Equipment - 0.1%

Generac Holdings, Inc.†	19,036	691,007

Publishing-Books - 0.3%

John Wiley & Sons, Inc., Class A	28,256	1,458,292

Real Estate Investment Trusts - 2.7%

American Tower Corp.	29,805	3,377,801
Columbia Property Trust, Inc.	66,869	1,497,197
Host Hotels & Resorts, Inc.	108,544	1,690,030
Public Storage	17,589	3,924,809
STORE Capital Corp.	65,185	1,921,002

		12,410,839

Retail-Apparel/Shoe - 0.4%

Coach, Inc.	21,933	801,870
Kate Spade & Co.†	61,384	1,051,508

		1,853,378

Retail-Automobile - 0.7%

CarMax, Inc.†	62,009	3,308,180

Retail-Building Products - 0.7%

Lowe’s Cos., Inc.	46,018	3,322,960

Retail-Discount - 2.5%

Costco Wholesale Corp.	76,161	11,615,314

Retail-Jewelry - 0.2%

Tiffany & Co.	9,724	706,254

Retail-Major Department Stores - 1.2%

TJX Cos., Inc.	71,835	5,371,821

Retail-Restaurants - 2.4%

Chipotle Mexican Grill, Inc.†	2,178	922,383
Dunkin’ Brands Group, Inc.	23,651	1,231,744
McDonald’s Corp.	48,714	5,619,647
Starbucks Corp.	42,110	2,279,836
Yum! Brands, Inc.	12,814	1,163,639

		11,217,249

Satellite Telecom - 0.5%

SES SA FDR(1)	89,416	2,193,226

Semiconductor Components-Integrated Circuits - 0.4%

Analog Devices, Inc.	30,110	1,940,590

Semiconductor Equipment - 0.2%

Lam Research Corp.	7,873	745,652

Specified Purpose Acquisitions - 0.2%

Gores Holdings, Inc., Class A†	70,400	760,320

Steel-Producers - 0.5%

Reliance Steel & Aluminum Co.	29,412	2,118,546

Telecommunication Equipment - 0.3%

ARRIS International PLC†	45,859	1,299,185

Telephone-Integrated - 0.6%

Verizon Communications, Inc.	50,803	2,640,740

Tobacco - 0.9%

Altria Group, Inc.	28,981	1,832,469
British American Tobacco PLC(1)	34,701	2,219,211

		4,051,680

Tools-Hand Held - 0.3%

Snap-on, Inc.	10,568	1,605,913

Transport-Rail - 3.2%

Canadian National Railway Co.	71,721	4,688,283
CSX Corp.	112,438	3,429,359
Genesee & Wyoming, Inc., Class A†	29,928	2,063,536
Union Pacific Corp.	48,159	4,696,947

		14,878,125

Transport-Services - 1.4%

United Parcel Service, Inc., Class B	60,635	6,631,044

Transport-Truck - 0.7%

JB Hunt Transport Services, Inc.	37,785	3,065,875

Vitamins & Nutrition Products - 0.3%

Mead Johnson Nutrition Co.	15,677	1,238,640

Web Portals/ISP - 1.2%

Alphabet, Inc., Class A†	3,432	2,759,534
Alphabet, Inc., Class C†	3,322	2,582,157

		5,341,691

Total Common Stocks (cost $420,727,580)		449,731,896

EXCHANGE-TRADED FUNDS - 0.8%

Vanguard S&P 500 ETF (cost $3,625,589)	18,220	3,620,132

Total Long-Term Investment Securities (cost $424,353,169)		453,352,028

REPURCHASE AGREEMENTS - 1.4%
Bank of America Securities LLC Joint Repurchase Agreement(2)	$1,380,000	1,380,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	690,000	690,000
BNP Paribas SA Joint Repurchase Agreement(2)	1,380,000	1,380,000
Deutsche Bank AG Joint Repurchase Agreement(2)	2,610,000	2,610,000

RBS Securities, Inc. Joint Repurchase Agreement(2)	345,000	345,000

Total Repurchase Agreements (cost $6,405,000)		6,405,000

TOTAL INVESTMENTS (cost $430,758,169)(3)	100.2%	459,757,028
Liabilities in excess of other assets	(0.2)	(899,987)

NET ASSETS	100.0%	$458,857,041

†	Non-income producing security
(1)	Security was valued using fair value procedures at September 30, 2016. The aggregate value of these securities was $10,646,874 representing 2.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.

ADR - American Depositary Receipt

FDR - Fiduciary Depositary Receipt

ETF - Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$439,085,022	$10,646,874	**	$—	$449,731,896
Exchange-Traded Funds	3,620,132	—		—	3,620,132
Repurchase Agreements	—	6,405,000		—	6,405,000

Total Investments at Value	$442,705,154	$17,051,874		$—	$459,757,028

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.9%
Apparel Manufacturers - 1.0%

Under Armour, Inc., Class C†	396,766	$13,434,497

Applications Software - 3.3%

Dropbox, Inc., Class B†(1)(2)(3)	313,518	2,726,562
salesforce.com, Inc.†	177,473	12,659,149
ServiceNow, Inc.†	334,693	26,490,951

		41,876,662

Auto/Truck Parts & Equipment-Original - 1.2%

Mobileye NV†	366,261	15,591,731

Beverages-Non-alcoholic - 1.8%

Monster Beverage Corp.†	160,536	23,568,290

Brewery - 1.1%

Molson Coors Brewing Co., Class B	127,216	13,968,317

Chemicals-Specialty - 0.5%

Platform Specialty Products Corp.†	803,873	6,519,410

Commercial Services - 1.1%

CoStar Group, Inc.†	66,058	14,303,539

Commercial Services-Finance - 3.0%

IHS Markit, Ltd.†	328,471	12,334,086
PayPal Holdings, Inc.†	316,783	12,978,600
TransUnion†	371,896	12,830,412

		38,143,098

Computer Software - 1.2%

SS&C Technologies Holdings, Inc.	480,558	15,449,940

Computers - 2.5%

Apple, Inc.	286,565	32,396,173

Computers-Memory Devices - 0.5%

Pure Storage, Inc., Class A†	460,954	6,245,927

Dental Supplies & Equipment - 0.9%

Align Technology, Inc.†	122,030	11,440,312

Diagnostic Equipment - 0.7%

Danaher Corp.	118,550	9,293,135

Distribution/Wholesale - 1.1%

Fastenal Co.	328,576	13,727,905

Drug Delivery Systems - 1.7%

DexCom, Inc.†	255,031	22,356,017

E-Commerce/Products - 6.3%

Amazon.com, Inc.†	79,778	66,798,917
Honest Company, Inc.†(1)(2)(3)	41,843	1,565,347
Wayfair, Inc., Class A†	317,947	12,517,573

		80,881,837

E-Commerce/Services - 8.0%

Expedia, Inc.	242,506	28,305,300
Priceline Group, Inc.†	27,456	40,401,229
Trade Desk, Inc., Class A†	10,300	300,863
TripAdvisor, Inc.†	214,816	13,572,075
Zillow Group, Inc., Class C†	576,364	19,971,013

		102,550,480

Electronic Components-Semiconductors - 1.1%

Micron Technology, Inc.†	766,282	13,624,494

Enterprise Software/Service - 4.9%

Ultimate Software Group, Inc.†	61,147	12,497,836
Veeva Systems, Inc., Class A†	248,679	10,265,469
Workday, Inc., Class A†	432,448	39,651,157

		62,414,462

Finance-Credit Card - 2.2%

Visa, Inc., Class A	334,390	27,654,053

Finance-Other Services - 1.0%

Intercontinental Exchange, Inc.	46,712	12,582,344

Food-Misc./Diversified - 0.0%

Snyder’s-Lance, Inc.	15,574	522,975

Hazardous Waste Disposal - 0.7%

Clean Harbors, Inc.†	192,636	9,242,675

Internet Application Software - 0.7%

Zendesk, Inc.†	296,007	9,090,375

Internet Content-Entertainment - 8.4%

Facebook, Inc., Class A†	507,706	65,123,449
Netflix, Inc.†	435,602	42,928,577

		108,052,026

Machinery-General Industrial - 1.6%

Middleby Corp.†	170,417	21,066,950

Medical Information Systems - 0.9%

athenahealth, Inc.†	88,004	11,099,064

Medical Instruments - 1.1%

Edwards Lifesciences Corp.†	113,441	13,676,447

Medical Products - 0.9%

ABIOMED, Inc.†	91,828	11,807,244

Medical-Biomedical/Gene - 2.6%

Incyte Corp.†	118,273	11,151,961
Ionis Pharmaceuticals, Inc.†	96,435	3,533,379
Regeneron Pharmaceuticals, Inc.†	46,449	18,673,427

		33,358,767

Medical-Drugs - 4.6%

Allergan PLC†	63,786	14,690,554
Bristol-Myers Squibb Co.	574,162	30,958,815
Eisai Co., Ltd.(4)	208,497	13,031,228

		58,680,597

Medical-Wholesale Drug Distribution - 1.1%

McKesson Corp.	80,716	13,459,393

Networking Products - 1.5%

Arista Networks, Inc.†	218,823	18,617,461

Oil Companies-Exploration & Production - 4.6%

Anadarko Petroleum Corp.	222,630	14,105,837
EOG Resources, Inc.	157,619	15,243,333
Newfield Exploration Co.†	294,885	12,815,702
Pioneer Natural Resources Co.	87,834	16,306,382

		58,471,254

Patient Monitoring Equipment - 0.9%

Insulet Corp.†	288,399	11,807,055

Real Estate Investment Trusts - 2.5%

American Tower Corp.	152,828	17,319,997
Equinix, Inc.	41,097	14,805,194

		32,125,191

Retail-Apparel/Shoe - 0.8%

Kate Spade & Co.†	603,789	10,342,906

Retail-Auto Parts - 0.9%

Advance Auto Parts, Inc.	79,251	11,817,909

Retail-Discount - 2.9%

Costco Wholesale Corp.	242,329	36,957,596

Retail-Restaurants - 4.4%

Chipotle Mexican Grill, Inc.†	22,152	9,381,372
Jack in the Box, Inc.	106,706	10,237,374
Panera Bread Co., Class A†	144,116	28,062,267
Starbucks Corp.	165,972	8,985,724

		56,666,737

Retail-Sporting Goods - 1.3%

Dick’s Sporting Goods, Inc.	304,217	17,255,188

Transport-Services - 1.0%

FedEx Corp.	72,781	12,713,385

Transport-Truck - 1.0%

Knight Transportation, Inc.	444,780	12,760,738

Web Hosting/Design - 1.1%

GoDaddy, Inc., Class A†	392,594	13,556,271

Web Portals/ISP - 3.1%

Alphabet, Inc., Class C†	51,798	40,262,067

X-Ray Equipment - 1.2%

Hologic, Inc.†	397,278	15,426,305

Total Common Stocks
(cost $1,042,211,507)		1,216,859,199

CONVERTIBLE PREFERRED SECURITIES†(1)(2)(3) - 4.4%
Advertising Services - 0.1%

Nanigans, Inc.	126,818	961,280

Applications Software - 0.2%

Magic Leap, Inc. Series C	93,690	2,157,962

Computer Software - 0.2%

Zuora, Inc. Series F	732,120	3,214,007

Data Processing/Management - 0.2%

Cloudera, Inc. Series F	129,662	2,427,273

E-Commerce/Products - 0.3%

Honest Company, Inc. Series C	97,634	3,652,488
One Kings Lane, Inc. Series E	291,563	303,225

		3,955,713

E-Commerce/Services - 2.7%

Airbnb, Inc. Series E	46,491	4,881,555
Uber Technologies, Inc. Series E	599,808	29,253,956

		34,135,511

Electronic Forms - 0.2%

Docusign, Inc. Series B	8,662	168,129
Docusign, Inc. Series B-1	2,594	50,350
Docusign, Inc. Series D	6,224	120,808
Docusign, Inc. Series E	134,769	2,615,866

		2,955,153

Entertainment Software - 0.3%

DraftKings, Inc. Series D	450,010	1,786,540
DraftKings, Inc. Series D-1	390,851	2,040,242

		3,826,782

Web Portals/ISP - 0.2%
Pinterest, Inc. Series G	390,940	2,548,929

Total Convertible Preferred Securities
(cost $39,207,416)		56,182,610

Total Long-Term Investment Securities
(cost $1,081,418,923)		1,273,041,809

REPURCHASE AGREEMENTS - 0.3%

Bank of America Securities LLC Joint Repurchase Agreement(5)	$755,000	755,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	375,000	375,000
BNP Paribas SA Joint Repurchase Agreement(5)	755,000	755,000
Deutsche Bank AG Joint Repurchase Agreement(5)	1,445,000	1,445,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	185,000	185,000

Total Repurchase Agreements
(cost $3,515,000)		3,515,000

TOTAL INVESTMENTS
(cost $1,084,933,923)(6)	99.6%	1,276,556,809
Other assets less liabilities	0.4	5,584,961

NET ASSETS	100.0%	$1,282,141,770

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).

(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2016, the Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
Dropbox, Inc., Class B	05/01/2012	313,518	$2,837,872	$2,726,562	$8.70	0.2%
Honest Company, Inc.	08/20/2014	41,843	1,132,159	1,565,347	37.41	0.1
Convertible Preferred Securities
Airbnb, Inc., Series E	06/24/2015	46,491	4,328,052	4,881,555	105.00	0.4
Cloudera, Inc., Series F	02/05/2014	129,662	1,887,879	2,427,273	18.72	0.2
Docusign, Inc., Series B	02/28/2014	8,662	113,753	168,129	19.41	0.0
Docusign, Inc., Series B-1	02/28/2014	2,594	34,065	50,350	19.41	0.0
Docusign, Inc., Series D	02/28/2014	6,224	81,736	120,808	19.41	0.0
Docusign, Inc., Series E	02/28/2014	134,769	2,113,883	2,615,866	19.41	0.2
DraftKings, Inc., Series D	07/16/2015	221,096	1,190,799
	07/17/2015	15,976	86,045
	08/11/2015	212,938	1,146,861

		450,010	2,423,705	1,786,540	3.97	0.1

DraftKings, Inc., Series D-1	08/11/2015	390,851	2,996,033	2,040,242	5.22	0.2
Honest Company, Inc., Series C	08/20/2014	97,634	2,641,712	3,652,488	37.41	0.3
Magic Leap, Inc. Series C	12/28/2015	93,690	2,157,962	2,157,962	23.03	0.2
Nanigans, Inc.	03/16/2015	126,818	1,384,662	961,280	7.58	0.1
One Kings Lane, Inc., Series E	01/28/2014	291,563	4,495,027	303,225	1.04	0.0
Pinterest, Inc., Series G	03/19/2015	390,940	2,806,594	2,548,929	6.52	0.2
Uber Technologies, Inc., Series E	06/05/2014	599,808	9,304,851	29,253,956	48.77	2.3
Zuora, Inc., Series F	01/15/2015	732,120	2,781,544	3,214,007	4.39	0.2

				$60,474,519		4.7%

(3)	Illiquid security. At September 30, 2016, the aggregate value of these securities was $60,474,519 representing 4.7% of net assets.
(4)	Security was valued using fair value procedures at September 30, 2016. The aggregate value of these securities was $13,031,228 representing 1.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$39,150,100	$—		$2,726,562	$41,876,662
E-Commerce/Products	79,316,490	—		1,565,347	80,881,837
Other Industries	1,081,069,472	13,031,228	**	—	1,094,100,700
Convertible Preferred Securities	—	—		56,182,610	56,182,610
Repurchase Agreements	—	3,515,000		—	3,515,000

Total Investments at Value	$1,199,536,062	$16,546,228		$60,474,519	$1,276,556,809

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accorance with pricing procedures approved by the Board. (See Note 1).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 12/31/2015	$5,964,231	$61,627,829
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	—	48,927
Realized Loss	—	(119,519)
Change in unrealized appreciation(1)	—	1,414,442
Change in unrealized depreciation(1)	(1,672,322)	(5,958,099)
Net Purchases	—	—
Net Sales	—	(830,970)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 09/30/2016	$4,291,909	$56,182,610

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2016 includes:

Common Stocks	Convertible Preferred Securities
$(1,672,322)	$(4,544,041)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at September 30, 2016.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 9/30/16	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$1,565,347	Market Approach	Enterprise Value/Revenue Multiple*	4.0x
			Discount for Lack of Marketability	10.00%

	$2,726,562	Market Approach with Option Pricing Method (“OPM”)	Estimated Revenue Multiple*	4.5x -7.28x (6.09x)
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	36.0%
			Term to liquidity event in years	2.83
			Risk-free rate	0.87%

Convertible Preferred Securities	$36,293,473	Market Approach	Market Transaction Price*	$23.033-$48.7722 ($35.9026)

	$13,331,857	Market Approach	Enterprise Value/Revenue Multiple*	1.36x - 8.7x (6.8825x)
			Discount for Lack of Marketability	10.00%

	$303,225	Income Approach	Future Cash Flows*	$1.04
			Discount for Potential Claims	20% - 50% (32%)

	$3,826,782	Market Approach	Next Twelve Months Revenue Mutliple*	3.8x
		and Income Approach	Cost of Capital	36.9%

	$2,427,273	Market Approach	Transaction Price*	$32.8300
			Estimated 2016 EBITIDA Multiple*	4.4x-6.4x (5.4x)
			Estimated 2017 EBITIDA Multiple*	3.4x
			Discount for Lack of Marketability	10.00%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portfolio of Investments

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.0%
Chemicals-Diversified - 1.0%

LyondellBasell Industries NV, Class A	13,869	$1,118,674

Diversified Minerals - 13.8%

Anglo American PLC†(1)	245,789	3,085,298
BHP Billiton PLC(1)	567,223	8,525,289
Iluka Resources, Ltd.(1)	218,042	1,051,270
Teck Resources, Ltd., Class B	93,382	1,683,678
Western Areas, Ltd.†(1)	651,521	1,446,046

		15,791,581

Energy-Alternate Sources - 2.4%

First Solar, Inc.†	36,092	1,425,273
Pattern Energy Group, Inc.	56,967	1,281,188

		2,706,461

Engineering/R&D Services - 0.7%

JGC Corp.(1)	47,300	822,023

Gold Mining - 6.2%

Barrick Gold Corp.	69,074	1,223,991
Goldcorp, Inc.	78,614	1,298,703
Newcrest Mining, Ltd.(1)	117,044	1,944,450
OceanaGold Corp.	431,300	1,295,265
Randgold Resources, Ltd.(1)	13,480	1,355,374

		7,117,783

Machinery-Construction & Mining - 1.2%

United Tractors Tbk PT(1)	1,009,200	1,371,688

Metal-Aluminum - 1.4%

Norsk Hydro ASA(1)	356,998	1,540,147

Metal-Copper - 1.2%

First Quantum Minerals, Ltd.	162,387	1,344,200

Metal-Diversified - 7.2%

Boliden AB(1)	74,939	1,759,734
Glencore PLC†(1)	1,601,797	4,391,314
MMG, Ltd.†(1)	700,000	177,332
Rio Tinto PLC(1)	58,973	1,962,326

		8,290,706

Metal-Iron - 2.7%

Vale SA ADR	564,437	3,104,403

Oil Companies-Exploration & Production - 11.3%

Anadarko Petroleum Corp.	39,915	2,529,014
Cabot Oil & Gas Corp.	23,820	614,556
Canadian Natural Resources, Ltd.	24,800	792,799
ConocoPhillips	32,300	1,404,081
Devon Energy Corp.	39,932	1,761,401
EOG Resources, Inc.	18,357	1,775,305
Inpex Corp.(1)	353,700	3,206,767
Pioneer Natural Resources Co.	4,934	915,997

		12,999,920

Oil Companies-Integrated - 25.5%

Chevron Corp.	26,741	2,752,184
Eni SpA(1)	154,335	2,224,078
Exxon Mobil Corp.	86,321	7,534,097
Imperial Oil, Ltd.	28,527	893,466
Petroleo Brasileiro SA ADR†	123,584	1,153,039
Repsol SA(1)	135,975	1,845,382
Royal Dutch Shell PLC, Class A(1)	93,975	2,332,271
Sasol, Ltd.(1)	76,072	2,081,551
Statoil ASA(1)	103,252	1,732,194
Suncor Energy, Inc.	143,900	3,994,693
Tatneft PJSC ADR	49,812	1,537,198
YPF SA ADR	62,694	1,142,285

		29,222,438

Oil Field Machinery & Equipment - 2.6%

FMC Technologies, Inc.†	53,186	1,578,029
Schoeller-Bleckmann Oilfield Equipment AG ADR	218,887	1,451,308

		3,029,337

Oil Refining & Marketing - 4.9%

Caltex Australia, Ltd.(1)	117,784	3,109,201
Valero Energy Corp.	48,243	2,556,879

		5,666,080

Oil-Field Services - 7.8%

Baker Hughes, Inc.	33,679	1,699,779
China Oilfield Services, Ltd.(1)	1,664,000	1,459,697
Hunting PLC(1)	152,923	909,029
Schlumberger, Ltd.	50,061	3,936,797
TGS Nopec Geophysical Co. ASA(1)	51,894	937,687

		8,942,989

Petrochemicals - 1.0%

Ultrapar Participacoes SA	53,200	1,162,429

Pipelines - 2.3%

Enbridge, Inc.	13,821	611,303
Kinder Morgan, Inc.	88,566	2,048,531

		2,659,834

Power Converter/Supply Equipment - 0.8%

SunPower Corp.†	107,358	957,633

Steel-Producers - 4.0%

Reliance Steel & Aluminum Co.	15,056	1,084,484
Salzgitter AG(1)	53,278	1,744,690
Tata Steel, Ltd. GDR	316,167	1,742,080

		4,571,254

Total Common Stocks
(cost $104,159,511)		112,419,580

EQUITY CERTIFICATES - 1.1%
Non-Ferrous Metals - 1.1%

Merrill Lynch - Korea Zinc Co., Ltd.† (cost $1,440,698)	2,977	1,302,941

Total Long-Term Investment Securities
(cost $105,600,209)		113,722,521

REPURCHASE AGREEMENTS - 1.4%

Bank of America Securities LLC Joint Repurchase Agreement(2)	$345,000	345,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	170,000	170,000
BNP Paribas SA Joint Repurchase Agreement(2)	345,000	345,000
Deutsche Bank AG Joint Repurchase Agreement(2)	665,000	665,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	85,000	85,000

Total Repurchase Agreements
(cost $1,610,000)		1,610,000

TOTAL INVESTMENTS
(cost $107,210,209)(3)	100.5%	115,332,521
Liabilities in excess of other assets	(0.5)	(565,392)

NET ASSETS	100.0%	$114,767,129

†	Non-income producing security
(1)	Security was valued using fair value procedures at September 30, 2016. The aggregate value of these securities was $51,014,838 representing 44.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.

ADR  - American Depositary Receipt

GDR  - Global Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Oil Field Machinery & Equipment	$1,578,029	$1,451,308		$—	$3,029,337
Other Industries	58,375,405	51,014,838	**	—	109,390,243
Equity Certificates	1,302,941	—		—	1,302,941
Repurchase Agreements	—	1,610,000		—	1,610,000

Total Investments at Value	$61,256,375	$54,076,146		$—	$115,332,521

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $1,451,308 were transferred from Level 1 to Level 2 following a reassessment of inputs. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
EXCHANGE-TRADED FUNDS - 95.3%
Alerian MLP ETF	30,078	$381,690
iShares 0-5 Year High Yield Corp. Bond ETF	29,675	1,403,034
iShares 10+ Year Credit Bond ETF	23,778	1,504,196
iShares Barclays 1-3 Year Credit Bond ETF	33,218	3,513,136
iShares Barclays 20+ Year Treasury Bond ETF	2,495	343,088
iShares CMBS ETF	20,285	1,076,728
iShares Core Dividend Growth ETF	11,713	323,513
iShares Core High Dividend ETF	14,565	1,183,843
iShares Emerging Markets Dividend ETF	11,863	425,882
iShares Europe ETF	13,636	536,986
iShares Floating Rate Bond ETF	10,616	538,762
iShares iBoxx $ High Yield Corporate Bond ETF	54,406	4,747,468
iShares Intermediate Credit Bond ETF	7,738	861,626
iShares International Developed Real Estate ETF	10,573	318,987
iShares International Select Dividend ETF	36,029	1,080,149
iShares U.S. Energy ETF	5,678	221,442
iShares U.S. Real Estate ETF	3,941	317,802
iShares U.S. Preferred Stock ETF	43,362	1,712,799

Total Long-Term Investment Securities (cost $20,263,494)		20,491,131

SHORT-TERM INVESTMENT SECURITIES - 5.8%
Time Deposits - 5.8%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 10/03/2016 (cost $1,238,000)	$1,238,000	1,238,000

TOTAL INVESTMENTS (cost $21,501,494) (1)	101.1%	21,729,131
Liabilities in excess of other assets	(1.1)	(237,581)

NET ASSETS	100.0%	$21,491,550

(1)	See Note 4 for cost of investments on a tax basis.

ETF- Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2016	Unrealized Appreciation (Depreciation)
2	Short	Euro Dollar Currency Future	December 2016	281,306	281,925	(619)
13	Short	Euro Stoxx 50 #	December 2016	492,774	491,954	820
2	Long	S&P 500 E-Mini Index	December 2016	212,218	216,040	3,822
1	Short	U.S. Long Bond	December 2016	170,601	168,156	2,445
7	Short	U.S. Treasury 2 YR Notes	December 2016	1,528,764	1,529,281	(517)
1	Short	U.S. Treasury 5 YR Notes	December 2016	121,344	121,516	(172)
9	Short	U.S. Treasury 10 YR Notes	December 2016	1,180,452	1,180,125	327
2	Short	U.S. Ultra Bonds	December 2016	373,205	367,750	5,455

						$11,561

#	Foreign equity futures contracts valued using fair value procedures at September 30, 2016. The aggregate appreciation of these futures contracts was $820 representing 0.0% of net assets. Foreign equity futures contracts are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity futures contracts

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2016 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Exchange-Traded Funds	$20,491,131	$—		$—	$20,491,131
Short-Term Investment Securities	—	1,238,000		—	1,238,000

Total Investments at Value	$20,491,131	$1,238,000		$—	$21,729,131

Other Financial Instruments:+
Futures Contracts	$12,049	$820	**	$—	$12,869

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$1,308	$—		$—	$1,308

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (See Note 1).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2016 - (unaudited)

Security Description	Shares/ Principal Amount(4)	Value (Note 1)
COMMON STOCKS - 67.1%
Aerospace/Defense - 1.2%

General Dynamics Corp.	1,000	$155,160
Teledyne Technologies, Inc.†	599	64,650

		219,810

Aerospace/Defense-Equipment - 0.9%

Airbus Group SE(1)	2,815	170,276

Airlines - 0.4%

Delta Air Lines, Inc.	1,961	77,185

Apparel Manufacturers - 0.7%

VF Corp.	2,271	127,290

Applications Software - 3.0%

Microsoft Corp.	4,539	261,446
salesforce.com, Inc.†	1,768	126,112
ServiceNow, Inc.†	1,934	153,076

		540,634

Athletic Footwear - 0.8%

NIKE, Inc., Class B	2,750	144,788

Auto/Truck Parts & Equipment-Original - 2.0%

Delphi Automotive PLC	2,886	205,830
Mobileye NV†	1,020	43,421
WABCO Holdings, Inc.†	954	108,308

		357,559

Banks-Commercial - 1.9%

Banca Generali SpA(1)	3,094	59,385
FinecoBank Banca Fineco SpA(1)	7,203	41,742
HDFC Bank, Ltd. ADR	600	43,134
ICICI Bank, Ltd. ADR	13,256	99,022
Sumitomo Mitsui Financial Group, Inc.(1)	2,900	97,738

		341,021

Banks-Fiduciary - 0.6%

Northern Trust Corp.	1,470	99,945

Banks-Super Regional - 0.5%

PNC Financial Services Group, Inc.	1,072	96,576

Beverages-Non-alcoholic - 0.2%

Monster Beverage Corp.†	284	41,694

Brewery - 1.2%

Anheuser-Busch InBev SA/NV(1)	1,697	222,771

Building & Construction Products-Misc. - 0.5%

Fortune Brands Home & Security, Inc.	1,470	85,407

Building Products-Cement - 1.3%

LafargeHolcim, Ltd.(1)	4,405	237,780

Cable/Satellite TV - 1.0%

Sky PLC(1)	14,836	171,913

Chemicals-Specialty - 0.4%

Brenntag AG(1)	1,250	68,211

Commercial Services - 0.4%

Nielsen Holdings PLC	1,319	70,659

Commercial Services-Finance - 1.9%

Equifax, Inc.	693	93,264
Global Payments, Inc.	1,215	93,263
IHS Markit, Ltd.†	2,200	82,610
S&P Global, Inc.	550	69,608

		338,745

Computer Services - 1.0%

Accenture PLC, Class A	750	91,628
Cognizant Technology Solutions Corp., Class A†	1,731	82,586

		174,214

Cosmetics & Toiletries - 3.8%

Beiersdorf AG(1)	1,375	129,692
Colgate-Palmolive Co.	3,070	227,610
Coty, Inc., Class A	4,090	96,115
Estee Lauder Cos., Inc., Class A	2,501	221,489

		674,906

Diagnostic Equipment - 0.2%

Danaher Corp.	557	43,663

Diversified Banking Institutions - 1.3%

Bank of America Corp.	11,853	185,500
BNP Paribas SA(1)	811	41,698

		227,198

Diversified Manufacturing Operations - 0.2%

Siemens AG(1)	281	32,895

Diversified Minerals - 0.5%

Anglo American PLC†(1)	7,077	88,835

E-Commerce/Products - 2.1%

Alibaba Group Holding, Ltd. ADR†	2,024	214,119
Amazon.com, Inc.†	188	157,414

		371,533

E-Commerce/Services - 1.3%

Expedia, Inc.	879	102,597
Priceline Group, Inc.†	89	130,963

		233,560

Electric-Integrated - 0.9%

E.ON SE(1)	13,345	94,479
RWE AG†(1)	3,723	64,148

		158,627

Electronic Components-Semiconductors - 2.2%

Intel Corp.	7,222	272,631
SK Hynix, Inc.(1)	3,415	124,983

		397,614

Electronic Measurement Instruments - 0.4%

Fortive Corp.	1,451	73,856

Enterprise Software/Service - 0.6%

Workday, Inc., Class A†	1,244	114,062

Finance-Credit Card - 1.9%

Alliance Data Systems Corp.†	670	143,735
Visa, Inc., Class A	2,476	204,765

		348,500

Finance-Leasing Companies - 0.3%

Air Lease Corp.	2,080	59,446

Finance-Other Services - 1.9%

Hong Kong Exchanges and Clearing, Ltd.(1)	4,026	106,204
Intercontinental Exchange, Inc.	843	227,070

		333,274

Food-Catering - 0.5%

Compass Group PLC(1)	5,051	97,951

Food-Misc./Diversified - 1.2%

Mondelez International, Inc., Class A	5,128	225,119

Food-Retail - 1.1%

Seven & i Holdings Co., Ltd.(1)	4,100	193,765

Hotels/Motels - 1.0%

Hilton Worldwide Holdings, Inc.	5,415	124,166
Marriott International, Inc., Class A	840	56,557

		180,723

Instruments-Controls - 1.0%

Honeywell International, Inc.	1,609	187,593

Insurance-Property/Casualty - 1.3%

PICC Property & Casualty Co., Ltd.(1)	50,000	83,606
Tokio Marine Holdings, Inc.(1)	3,700	141,789

		225,395

Investment Management/Advisor Services - 1.3%

BlackRock, Inc.	478	173,256
WisdomTree Investments, Inc.	5,432	55,895

		229,151

Machinery-Electrical - 0.5%

Mitsubishi Electric Corp.(1)	7,200	92,178

Medical Information Systems - 0.4%

Cerner Corp.†	1,090	67,308

Medical Instruments - 0.5%

Boston Scientific Corp.†	3,667	87,275

Medical Products - 0.6%

Becton Dickinson and Co.	644	115,746

Medical-Biomedical/Gene - 0.9%

Incyte Corp.†	410	38,659
Regeneron Pharmaceuticals, Inc.†	301	121,008

		159,667

Medical-Drugs - 3.1%

Allergan PLC†	1,028	236,759
AstraZeneca PLC(1)	1,513	98,012
Bristol-Myers Squibb Co.	3,989	215,087

		549,858

Medical-Generic Drugs - 0.4%

Mylan NV†	1,660	63,279

Medical-HMO - 1.0%

UnitedHealth Group, Inc.	1,292	180,880

Metal-Diversified - 0.9%

Glencore PLC†(1)	62,170	170,439

Oil Companies-Exploration & Production - 1.3%

Anadarko Petroleum Corp.	810	51,322
CNOOC, Ltd.(1)	38,000	47,880
EOG Resources, Inc.	860	83,171
WPX Energy, Inc.†	4,029	53,142

		235,515

Oil Companies-Integrated - 1.4%

Eni SpA(1)	3,149	45,379
Petroleo Brasileiro SA ADR†	3,908	36,462
Repsol SA(1)	9,746	132,268
TOTAL SA(1)	704	33,367

		247,476

Oil-Field Services - 0.3%

Baker Hughes, Inc.	913	46,079

Optical Supplies - 0.8%

Essilor International SA(1)	1,074	138,507

Pipelines - 1.0%

Kinder Morgan, Inc.	8,010	185,271

Real Estate Investment Trusts - 0.8%

Public Storage	454	101,306
Westfield Corp.(1)	5,403	40,287

		141,593

Real Estate Management/Services - 1.5%

Daito Trust Construction Co., Ltd.(1)	255	40,752
Vonovia SE(1)	5,824	220,531

		261,283

Rental Auto/Equipment - 0.4%

AerCap Holdings NV†	2,090	80,444

Retail-Apparel/Shoe - 0.7%

L Brands, Inc.	1,701	120,380

Retail-Auto Parts - 0.5%

Advance Auto Parts, Inc.	640	95,437

Retail-Vision Service Center - 0.4%

Luxottica Group SpA(1)	1,570	75,016

Semiconductor Components-Integrated Circuits - 1.3%

NXP Semiconductors NV†	2,242	228,706

Transport-Rail - 0.5%

Kansas City Southern	1,005	93,787

Transport-Services - 1.2%

FedEx Corp.	1,242	216,953

Web Portals/ISP - 1.8%

Alphabet, Inc., Class C†	347	269,720
Baidu, Inc. ADR†	334	60,811

		330,531

Total Common Stocks (cost $11,147,990)		12,067,752

FOREIGN GOVERNMENT OBLIGATIONS - 28.0%
Sovereign - 28.0%
Commonwealth of Australia Senior Notes 2.75% due 04/21/2024	AUD	10,000	8,148
Commonwealth of Australia Senior Notes 3.25% due 04/21/2025	AUD	45,000	38,149
Commonwealth of Australia Senior Notes 3.25% due 04/21/2029	AUD	30,000	25,823
Commonwealth of Australia Senior Notes 3.75% due 04/21/2037	AUD	10,000	9,141
Commonwealth of Australia Senior Bonds 4.25% due 04/21/2026	AUD	55,000	50,645
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	40,000	39,849
Commonwealth of Australia Senior Notes 4.75% due 04/21/2027	AUD	45,000	43,570
Commonwealth of Australia Senior Notes 5.25% due 03/15/2019	AUD	180,000	150,051
Commonwealth of Australia Senior Notes 5.75% due 05/15/2021	AUD	75,000	67,960
Federal Republic of Germany Bonds Zero Coupon due 04/17/2020	EUR	15,000	17,267
Federal Republic of Germany Bonds Zero Coupon due 04/09/2021	EUR	40,000	46,222
Federal Republic of Germany Bonds 1.00% due 08/15/2025	EUR	10,000	12,514
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	5,000	8,688
Federal Republic of Germany Bonds 3.75% due 01/04/2019	EUR	20,000	24,742
Government of Canada Bonds 0.75% due 03/01/2021	CAD	180,000	138,268
Government of Canada Bonds 0.75% due 09/01/2021	CAD	15,000	11,510
Government of Canada Bonds 1.25% due 09/01/2018	CAD	45,000	34,793
Government of Canada Bonds 1.50% due 06/01/2026	CAD	30,000	23,946
Government of Canada Bonds 3.50% due 12/01/2045	CAD	35,000	37,909
Government of Canada Bonds 4.00% due 06/01/2041	CAD	35,000	39,285

Government of Canada Bonds 5.75% due 06/01/2033	CAD	45,000	55,732
Government of France Bonds Zero Coupon due 05/25/2020	EUR	15,000	17,186
Government of France Bonds 0.50% due 05/25/2025	EUR	5,000	5,872
Government of France Bonds 0.50% due 05/25/2026	EUR	5,000	5,820
Government of France Bonds 1.50% due 05/25/2031	EUR	5,000	6,419
Government of Japan Senior Bonds 0.10% due 12/20/2019	JPY	7,900,000	78,843
Government of Japan Senior Notes 0.30% due 09/20/2018	JPY	6,800,000	67,846
Government of Japan Senior Notes 0.30% due 12/20/2024	JPY	6,700,000	68,690
Government of Japan Senior Notes 0.80% due 09/20/2023	JPY	2,200,000	23,276
Government of Japan Senior Notes 1.20% due 06/20/2021	JPY	2,050,000	21,604
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	6,900,000	84,751
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	5,400,000	71,550
Government of Japan Senior Notes 2.20% due 09/20/2028	JPY	1,950,000	24,313
Kingdom of Belgium 0.80% due 06/22/2025*	EUR	5,000	6,013
Kingdom of Belgium Senior Notes 3.00% due 06/22/2034*	EUR	5,000	7,877
Kingdom of Belgium Bonds 3.75% due 09/28/2020*	EUR	20,000	26,370
Kingdom of Denmark Bonds 1.50% due 11/15/2023	DKK	1,080,000	182,387
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	510,000	80,921
Kingdom of Denmark Bonds 4.00% due 11/15/2019	DKK	390,000	67,223
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	425,000	120,516

Kingdom of Netherlands Bonds 4.00% due 01/15/2037*	EUR	7,500	14,533
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	2,205,000	292,972
Kingdom of Norway Bonds 4.25% due 05/19/2017*	NOK	150,000	19,193
Kingdom of Norway Bonds 4.50% due 05/22/2019*	NOK	1,385,000	190,201
Kingdom of Spain Bonds 4.50% due 01/31/2018	EUR	10,000	11,938
Kingdom of Spain Senior Notes 4.70% due 07/30/2041*	EUR	10,000	17,653
Kingdom of Spain Senior Notes 5.85% due 01/31/2022*	EUR	10,000	14,646
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	315,000	39,666
Kingdom of Sweden Bonds 1.50% due 11/13/2023	SEK	1,530,000	200,479
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	195,000	34,141
Kingdom of Sweden Bonds 4.25% due 03/12/2019	SEK	1,520,000	198,703
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	15,000	20,707
Republic of Finland Senior Notes 1.50% due 04/15/2023*	EUR	5,000	6,301
Republic of France Bonds 0.50% due 11/25/2019	EUR	15,000	17,428
Republic of France Bonds 2.50% due 05/25/2030	EUR	10,000	14,367
Republic of France Bonds 3.25% due 05/25/2045	EUR	10,000	17,596
Republic of Ireland Bonds 3.40% due 03/18/2024	EUR	5,000	7,008
Republic of Ireland Bonds 4.50% due 10/18/2018	EUR	5,000	6,185
Republic of Italy Bonds 0.75% due 01/15/2018	EUR	25,000	28,403
Republic of Italy Bonds 2.00% due 12/01/2025	EUR	20,000	24,202
Republic of Italy Senior Bonds 3.50% due 03/01/2030*	EUR	20,000	28,004
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	5,000	8,652
Republic of Poland Bonds 2.50% due 07/25/2018	PLN	200,000	53,014
Republic of Poland Bonds 3.25% due 07/25/2025	PLN	305,000	82,274
Republic of Poland Bonds 3.75% due 04/25/2018	PLN	260,000	70,128
Republic of Poland Bonds 4.00% due 10/25/2023	PLN	290,000	82,300
Republic of Poland Bonds 5.50% due 10/25/2019	PLN	270,000	78,029
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	165,000	51,046
Republic of Singapore Senior Notes 2.38% due 04/01/2017	SGD	155,000	114,512
Republic of Singapore Senior Notes 2.75% due 04/01/2042	SGD	65,000	53,456
Republic of Singapore Senior Bonds 3.00% due 09/01/2024	SGD	90,000	72,333
Republic of Singapore Senior Notes 3.13% due 09/01/2022	SGD	165,000	132,247
Republic of Singapore Senior Notes 3.38% due 09/01/2033	SGD	35,000	30,311
Republic of Singapore Senior Notes 3.50% due 03/01/2027	SGD	10,000	8,470
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	1,325,000	70,448
Republic of South Africa Bonds 6.50% due 02/28/2041	ZAR	800,000	42,591
Republic of South Africa Senior Notes 6.75% due 03/31/2021	ZAR	1,305,000	90,553
Republic of South Africa Bonds 7.25% due 01/15/2020	ZAR	320,000	22,888
Republic of South Africa Bonds 8.00% due 01/31/2030	ZAR	2,515,000	168,621
Republic of South Africa Bonds 8.75% due 02/28/2048	ZAR	800,000	54,422

United Kingdom Gilt Treasury Bonds 1.50% due 01/22/2021	GBP	75,000	102,457
United Kingdom Gilt Treasury Bonds 1.50% due 07/22/2026	GBP	10,000	13,865
United Kingdom Gilt Treasury Bonds 2.00% due 09/07/2025	GBP	10,000	14,462
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	30,000	54,020
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	25,000	47,285
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	25,000	53,348
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	10,000	19,370
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2038	GBP	15,000	31,731
United Mexican States Bonds 6.50% due 06/10/2021	MXN	1,592,400	84,611
United Mexican States Bonds 7.50% due 06/03/2027	MXN	1,767,700	100,848
United Mexican States Senior Notes 7.75% due 11/23/2034	MXN	195,900	11,469
United Mexican States Senior Bonds 8.00% due 12/07/2023	MXN	238,200	13,811
United Mexican States Bonds 8.50% due 12/13/2018	MXN	348,000	19,038
United Mexican States Bonds 8.50% due 11/18/2038	MXN	360,300	22,897
United Mexican States Bonds 10.00% due 12/05/2024	MXN	1,162,700	75,753
United Mexican States Bonds 10.00% due 11/20/2036	MXN	347,700	24,995

			5,008,068

Total Foreign Government Obligations (cost $5,255,233)			5,032,270

U.S. GOVERNMENT TREASURIES - 1.7%
United States Treasury Bonds - 0.4%

2.88% due 05/15/2043		$10,000	11,134
3.00% due 05/15/2045		35,000	39,906
4.50% due 02/15/2036		15,000	21,110

			72,150

United States Treasury Notes - 1.3%

1.00% due 09/30/2019		25,000	25,076
1.38% due 04/30/2020		45,000	45,585
1.50% due 08/31/2018		40,000	40,541
1.63% due 12/31/2019		20,000	20,430
1.63% due 05/15/2026		25,000	25,033
2.00% due 11/30/2020		55,000	57,011
2.00% due 08/15/2025		15,000	15,523

			229,199

Total U.S. Government Treasuries (cost $290,448)			301,349

EXCHANGE-TRADED FUNDS - 0.4%

iShares MSCI Japan Index Fund (cost $69,911)		6,080	76,243

Total Long-Term Investment Securities (cost $16,763,582)			17,477,614

REPURCHASE AGREEMENTS - 2.6%
Bank of America Securities LLC Joint Repurchase Agreement(2)		$100,000	100,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)		50,000	50,000
BNP Paribas SA Joint Repurchase Agreement(2)		100,000	100,000
Deutsche Bank AG Joint Repurchase Agreement(2)		195,000	195,000
RBS Securities, Inc. Joint Repurchase Agreement(2)		25,000	25,000

Total Repurchase Agreements (cost $470,000)			470,000

TOTAL INVESTMENTS (cost $17,233,582)(3)		99.8%	17,947,614
Other assets less liabilities		0.2	42,009

NET ASSETS		100.0%	$17,989,623

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2016, the aggregate value of these securities was $653,122 representing 3.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at September 30, 2016. The aggregate value of these securities was $3,404,480 representing 18.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 2 for details of Joint Repurchase Agreements.

(3)	See Note 4 for cost of investments on a tax basis.
(4)	Denominated in United States Dollar unless otherwise indicated.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2016	Unrealized Appreciation (Depreciation)
2	Short	Mini MSCI EAFE Index	December 2016	$168,860	$170,670	$(1,810)
1	Short	S&P 500 E-Mini Index	December 2016	108,545	108,020	525

						$(1,285)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	AUD	20,000	USD	15,064	10/04/2016	$—	$(243)
	JPY	1,600,000	USD	15,881	10/04/2016	102	—
	MXN	300,000	USD	15,653	10/04/2016	180	—
	NZD	19,000	USD	13,766	10/04/2016	—	(69)
	NZD	24,000	USD	17,481	11/04/2016	27	—
	USD	6,540	GBP	5,000	10/04/2016	—	(59)
	USD	6,272	JPY	640,000	10/04/2016	39	—
	USD	13,194	NOK	110,000	10/04/2016	566	—
	USD	17,505	NZD	24,000	10/04/2016	—	(29)
	USD	11,216	EUR	10,000	11/04/2016	34	—

						948	(400)

Bank of Montreal	AUD	5,000	USD	3,834	10/04/2016	7	—
	EUR	431,000	USD	483,123	11/04/2016	—	(1,740)
	GBP	35,000	USD	45,437	10/04/2016	72	—
	GBP	260,000	USD	337,706	11/04/2016	494	—
	USD	482,505	EUR	431,000	10/04/2016	1,659	—
	USD	337,532	GBP	260,000	10/04/2016	—	(533)
	USD	45,460	GBP	35,000	11/04/2016	—	(67)

						2,232	(2,340)

Barclays Bank PLC	DKK	3,050,000	USD	461,382	11/04/2016	500	—
	JPY	650,000	USD	6,432	11/04/2016	14	—
	USD	87,379	AUD	115,000	10/04/2016	636	—
	USD	49,504	CAD	64,000	10/04/2016	—	(721)
	USD	460,716	DKK	3,050,000	10/04/2016	—	(540)
	USD	63,251	EUR	56,000	10/04/2016	—	(344)
	USD	112,444	GBP	85,000	10/04/2016	—	(2,272)
	USD	97,828	MXN	1,804,000	10/04/2016	—	(4,789)
	USD	359,337	CAD	472,000	10/31/2016	510	—
	USD	157,770	CHF	153,000	10/31/2016	—	(31)
	USD	106,976	DKK	710,000	10/31/2016	290	—
	USD	30,595	ILS	115,000	10/31/2016	116	—
	USD	124,133	SEK	1,060,000	10/31/2016	—	(405)
	USD	6,491	GBP	5,000	11/04/2016	—	(6)
	ZAR	6,162,000	USD	433,014	10/04/2016	—	(16,030)

						2,066	(25,138)

BNP Paribas SA	AUD	212,000	USD	161,153	10/04/2016	—	(1,101)
	CAD	20,000	USD	15,229	10/04/2016	—	(16)
	MXN	200,000	USD	10,743	10/04/2016	428	—
	USD	16,723	AUD	22,000	10/04/2016	114	—
	USD	13,568	NOK	110,000	10/04/2016	191	—
	USD	57,721	ZAR	829,000	10/04/2016	2,691	—
	USD	175,821	JPY	17,632,000	10/31/2016	—	(1,750)

						3,424	(2,867)

Citibank N.A.	AUD	8,000	USD	6,130	10/04/2016	7	—
	AUD	144,000	USD	110,249	11/04/2016	111	—
	EUR	589,000	USD	664,451	10/04/2016	2,798	—
	GBP	298,000	USD	394,957	10/04/2016	8,705	—
	GBP	12,000	USD	15,632	11/04/2016	68	—
	JPY	50,737,000	USD	505,790	10/04/2016	5,450	—
	PLN	1,874,000	USD	490,386	10/04/2016	311	—
	SEK	4,233,000	USD	505,312	10/04/2016	11,887	—
	USD	118,818	AUD	155,000	10/04/2016	—	(189)
	USD	109,118	EUR	97,000	10/04/2016	—	(153)
	USD	15,884	GBP	12,000	10/04/2016	—	(330)
	USD	83,992	JPY	8,470,000	10/04/2016	—	(466)
	USD	7,376	MXN	140,000	10/04/2016	—	(156)
	USD	45,377	SEK	383,000	10/04/2016	—	(732)
	USD	48,652	MYR	200,000	10/31/2016	—	(219)
	USD	6,125	AUD	8,000	11/04/2016	—	(6)
	ZAR	845,000	USD	59,811	10/04/2016	—	(1,767)

						29,337	(4,018)

Commonwealth Bank of Australia	AUD	439,000	USD	333,503	10/04/2016	—	(2,485)
	AUD	289,000	USD	221,261	11/04/2016	219	—
	USD	254,847	AUD	333,000	10/04/2016	14	—
	USD	167,296	AUD	219,000	10/31/2016	221	—
	USD	12,250	AUD	16,000	11/04/2016	—	(12)

						454	(2,497)

Credit Suisse International	EUR	5,000	USD	5,626	10/04/2016	9	—
	USD	3,831	AUD	5,000	11/04/2016	—	(7)

						9	(7)

Deutsche Bank AG	SEK	237,000	USD	27,726	10/04/2016	100	—

Goldman Sachs International	AUD	20,000	USD	14,920	10/04/2016	—	(387)
	BRL	74,000	USD	22,840	10/04/2016	85	—
	CAD	458,000	USD	346,524	11/04/2016	—	(2,660)
	EUR	12,000	USD	13,400	10/04/2016	—	(80)
	EUR	34,000	USD	38,250	11/04/2016	1	—
	MXN	8,566,000	USD	461,612	10/04/2016	19,832	—
	NOK	135,000	USD	16,556	11/04/2016	—	(333)
	NZD	182,000	USD	133,454	10/04/2016	931	—
	NZD	23,000	USD	16,743	11/04/2016	17	—
	USD	22,656	BRL	74,000	10/04/2016	99	—
	USD	330,435	CAD	437,000	10/04/2016	2,660	—
	USD	24,873	EUR	22,000	10/04/2016	—	(160)
	USD	46,344	MXN	860,000	10/04/2016	—	(1,991)
	USD	13,095	NZD	18,000	10/04/2016	11	—
	USD	12,663	SEK	108,000	10/04/2016	—	(74)
	USD	68,249	KRW	75,230,000	10/31/2016	24	—
	USD	65,186	NOK	529,000	10/31/2016	991	—
	USD	22,650	BRL	74,000	11/03/2016	—	(89)
	USD	26,770	SEK	230,000	11/04/2016	82	—

						24,733	(5,774)

HSBC Bank USA	AUD	20,000	USD	14,992	10/04/2016	—	(315)
	AUD	26,000	USD	19,895	11/04/2016	9	—
	CNH	95,000	USD	14,527	10/21/2016	299	—
	EUR	15,000	USD	16,890	10/04/2016	40	—
	JPY	3,005,000	USD	29,457	10/04/2016	—	(177)
	NZD	24,000	USD	17,477	11/04/2016	24	—
	USD	11,223	EUR	10,000	10/04/2016	10	—
	USD	29,379	GBP	22,000	10/04/2016	—	(864)
	USD	15,696	JPY	1,600,000	10/04/2016	82	—
	USD	17,500	NZD	24,000	10/04/2016	—	(25)
	USD	16,023	NZD	22,000	11/04/2016	—	(25)
	ZAR	140,000	USD	10,101	11/04/2016	—	(41)

						464	(1,447)

JPMorgan Chase Bank N.A	PLN	1,611,000	USD	421,673	11/04/2016	677	—
	USD	490,349	PLN	1,874,000	10/04/2016	—	(274)
	USD	24,196	INR	1,620,000	10/28/2016	51	—
	USD	23,117	RUB	1,486,000	10/31/2016	408	—
	USD	181,903	TWD	5,679,000	10/31/2016	—	(87)
	EUR	76,000	USD	85,560	10/04/2016	185	—
	EUR	55,000	USD	61,757	11/04/2016	—	(116)
	GBP	29,000	USD	38,792	10/04/2016	1,204	—
	JPY	1,280,000	USD	12,632	10/04/2016	9	—
	JPY	650,000	USD	6,400	11/04/2016	—	(18)
	MXN	380,000	USD	19,828	10/04/2016	230	—
	NOK	70,000	USD	8,548	10/04/2016	—	(208)
	SEK	491,000	USD	57,410	10/04/2016	176	—
	SEK	4,102,000	USD	480,290	11/04/2016	1,394	—
	USD	109,638	AUD	143,000	10/04/2016	—	(193)
	USD	39,127	DKK	258,000	10/04/2016	—	(201)
	USD	38,164	EUR	34,000	10/04/2016	30	—
	USD	45,174	GBP	34,000	10/04/2016	—	(1,105)
	USD	7,008	JPY	700,000	10/04/2016	—	(105)
	USD	59,067	NOK	486,000	10/04/2016	1,724	—
	USD	24,862	NZD	34,000	10/04/2016	—	(105)
	USD	527,023	SEK	4,500,000	10/04/2016	—	(2,474)
	USD	445,448	ZAR	6,018,000	10/04/2016	—	(6,898)
	USD	62,569	SGD	85,000	10/31/2016	—	(226)
	USD	75,010	ZAR	1,035,000	10/31/2016	27	—
	USD	6,509	GBP	5,000	11/04/2016	—	(24)
	USD	16,174	JPY	1,635,000	11/04/2016	—	(30)
	USD	17,437	NOK	140,000	11/04/2016	77	—
	USD	57,490	SEK	491,000	11/04/2016	—	(167)
	ZAR	6,018,000	USD	442,803	11/04/2016	6,833	—

						13,025	(12,231)

Morgan Stanley and Co. International PLC	AUD	8,000	USD	6,124	10/04/2016	2	—
	AUD	144,000	USD	110,155	11/04/2016	17	—
	CAD	15,000	USD	11,435	11/04/2016	—	(1)
	GBP	20,000	USD	26,309	10/04/2016	386	—
	GBP	11,000	USD	14,315	11/04/2016	48	—
	JPY	46,112,000	USD	459,164	11/04/2016	3,851	—
	MXN	300,000	USD	15,661	10/04/2016	189	—
	SGD	561,000	USD	412,712	11/04/2016	1,241	—
	USD	110,241	AUD	144,000	10/04/2016	—	(30)
	USD	458,598	JPY	46,112,000	10/04/2016	—	(3,867)
	USD	4,364	MXN	80,000	10/04/2016	—	(238)
	USD	3,703	NZD	5,000	10/04/2016	—	(63)
	USD	523,348	SGD	711,000	10/04/2016	—	(1,972)
	USD	10,807	ZAR	160,000	10/04/2016	853	—
	USD	6,120	AUD	8,000	11/04/2016	—	(1)

						6,587	(6,172)

National Australia Bank Limited	NZD	24,000	USD	17,479	11/04/2016	26	—
	USD	17,503	NZD	24,000	10/04/2016	—	(28)

						26	(28)

Royal Bank of Canada	AUD	5,000	USD	3,803	10/04/2016	—	(24)
	CAD	511,000	USD	395,350	10/04/2016	5,850	—
	GBP	20,000	USD	26,194	10/04/2016	271	—
	MXN	100,000	USD	5,405	10/04/2016	248	—
	MXN	6,962,000	USD	357,282	11/04/2016	—	(478)
	NOK	310,000	USD	38,019	10/04/2016	—	(757)
	NOK	4,110,000	USD	507,390	11/04/2016	—	(6,770)
	SEK	30,000	USD	3,575	10/04/2016	78	—
	USD	23,214	CAD	30,000	10/04/2016	—	(347)
	USD	22,601	EUR	20,000	10/04/2016	—	(134)
	USD	6,863	JPY	700,000	10/04/2016	40	—
	USD	358,395	MXN	6,962,000	10/04/2016	661	—
	USD	507,345	NOK	4,110,000	10/04/2016	6,752	—
	USD	14,583	NZD	20,000	10/04/2016	—	(20)
	USD	175,738	JPY	17,632,000	10/31/2016	—	(1,668)
	USD	3,811	CAD	5,000	11/04/2016	1	—
	USD	12,999	GBP	10,000	11/04/2016	—	(30)
	USD	28,394	NOK	230,000	11/04/2016	379	—

						14,280	(10,228)

Standard Chartered Bank	DKK	3,308,000	USD	501,470	10/04/2016	2,368	—
	JPY	800,000	USD	7,730	10/04/2016	—	(159)
	NOK	4,516,000	USD	551,157	10/04/2016	—	(13,724)
	SGD	711,000	USD	525,157	10/04/2016	3,782	—
	USD	7,575	AUD	10,000	10/04/2016	79	—
	USD	9,764	NOK	80,000	10/04/2016	243	—
	USD	14,283	CNH	97,000	10/21/2016	244	—
	USD	27,985	HKD	217,000	10/31/2016	—	(1)

						6,716	(13,884)

State Street Bank And Trust Company	AUD	211,000	USD	160,284	10/04/2016	—	(1,204)
	USD	15,952	AUD	21,000	10/04/2016	120	—
	USD	22,478	EUR	20,000	10/04/2016	—	(11)
	USD	7,444	NZD	10,000	10/04/2016	—	(162)

						120	(1,377)

UBS AG	AUD	5,000	USD	3,834	10/04/2016	8	—
	CHF	10,000	USD	10,327	11/04/2016	15	—
	CNH	2,000	USD	299	10/21/2016	—	—
	CNY	90,000	USD	13,432	10/31/2016	—	(45)
	EUR	750,000	USD	842,753	10/31/2016	—	(817)
	GBP	16,000	USD	21,143	10/04/2016	405	—
	USD	7,817	EUR	7,000	10/04/2016	47	—
	USD	265,602	GBP	205,000	10/31/2016	256	—

						731	(862)

Westpac Banking Corporation	JPY	800,000	USD	7,818	10/04/2016	—	(71)
	JPY	805,000	USD	7,970	11/04/2016	21	—
	NZD	24,000	USD	17,481	11/04/2016	28	—
	USD	7,609	AUD	10,000	10/04/2016	45	—
	USD	30,741	NZD	42,000	10/04/2016	—	(159)
	USD	167,233	AUD	219,000	10/31/2016	284	—

						378	(230)

Net Unrealized Appreciation/(Depreciation)						$105,630	$(89,500)

ADR - American Depositary Receipt

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

KRW South Korean Won

MXN Mexican Peso

NOK Norwegian Krone

PLN Polish Zloty

SEK Swedish Krona

SGD Singapore Dollar

USD U.S. Dollar

ZAR South African Rand

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$8,663,272	$3,404,480	**	$—	$12,067,752
Foreign Government Obligations	—	5,032,270		—	5,032,270
U.S. Government Treasuries	—	301,349		—	301,349
Exchange Traded Funds	76,243	—		—	76,243
Repurchase Agreements	—	470,000		—	470,000

Total Investments at Value	$8,739,515	$9,208,099		$—	$17,947,614

Other Financial Instruments:+
Futures Contracts	$525	$—		$—	$525
Forward Foreign Currency Contracts	—	105,630		—	105,630

	$525	$105,630		$—	$106,155

LIABILITIES
Other Financial Instruments:+
Futures Contracts	$1,810	$—		$—	$1,810
Forward Foreign Currency Contracts	—	89,500		—	89,500

	$1,810	$89,500		$—	$91,310

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other Financial Instruments are derivative Instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Portfolio’s policy is to recognize transfers between Levels at the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2016 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s asset and liabilities classified in the fair value hierarchy as of September 30, 2016 is reported on a schedule following each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange for which they are traded, and are generally categorized as Level 1. Option contracts traded over the counter will be valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Repurchase Agreements

As of September 30, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	48.17%	$28,900,000
Growth and Income	0.67	400,000
Growth	2.30	1,380,000
Capital Appreciation	1.26	755,000
Natural Resources	0.58	345,000
Strategic Multi-Asset	0.17	100,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated September 30, 2016, bearing interest at a rate of 0.47% per annum, with a principal amount of $60,000000, a repurchase price of $60,002,350, and a maturity date of October 3, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.13%	02/28/2021	$60,995,900	$61,197,638

As of September 30, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	48.17%	$14,450,000
Growth and Income	0.67	200,000
Growth	2.30	690,000
Capital Appreciation	1.25	375,000
Natural Resources	0.57	170,000
Strategic Multi-Asset	0.17	50,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated September 30, 2016, bearing interest at a rate of 0.45% per annum, with a principal amount of $30,000,000, a repurchase price of $30,001,125, and a maturity date of October 3, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.75%	02/15/2024	$27,845,000	$30,581,557

As of September 30, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	48.17%	$28,900,000
Growth and Income	0.67	400,000
Growth	2.30	1,380,000
Capital Appreciation	1.26	755,000
Natural Resources	0.58	345,000
Strategic Multi-Asset	0.17	100,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated September 30, 2016, bearing interest at a rate of 0.45% per annum, with a principal amount of $60,000,000, a repurchase price of $60,002,250, and a maturity date of October 3, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.75%	02/15/2024	$55,699,700	$61,173,867

As of September 30, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	48.17%	$54,295,000
Growth and Income	0.67	760,000
Growth	2.32	2,610,000
Capital Appreciation	1.28	1,445,000
Natural Resources	0.59	665,000
Strategic Multi-Asset	0.33	195,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated September 30, 2016, bearing interest at a rate of 0.49% per annum, with a principal amount of $112,710,000, a repurchase price of $112,714,602, and a maturity date of October 3, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.63%	2/15/2020	$105,238,000	$115,081,516

As of September 30, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	48.17%	$7,225,000
Growth and Income	0.67	100,000
Growth	2.30	345,000
Capital Appreciation	1.23	185,000
Natural Resources	0.57	85,000
Strategic Multi-Asset	0.17	25,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated September 30, 2016, bearing interest at a rate of 0.44% per annum, with a principal amount of $15,000,000, a repurchase price of $15,000,550, and a maturity date of October 3, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.50%	01/31/2017	$15,288,000	$15,311,076

Note 3. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Strategic Multi-Asset Portfolio used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates to manage and/or gain exposure to certain foreign currencies and/or to attempt to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that a Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported in the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following the Portfolio’s Portfolio of Investments.

Futures: During the period, the SA BlackRock Multi-Asset Income and the Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity, bond and currency markets and to manage duration and yield curve positioning.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since futures contracts are generally exchange-traded.

Future contracts outstanding at the end of the period, if any, are reported on a schedule following the Portfolio’s Portfolio of Investments.

Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on schedule following the Portfolio’s Portfolio of Investments.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

The following tables present the value of derivatives held as of September 30, 2016, by their primary underlying risk exposure. The derivative contracts held under the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of September 30, 2016, please refer to the Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign exchange contracts
Portfolio	Future Contracts(1)	Future Contracts(1)	Forward Foreign Currency Contracts(2)	Futures Contracts(1)	Total
Government & Quality Bond	$—	$—	$—	$—	$—
SA Black Rock Multi-Asset Income	10,445	1,190	—	—	11,635
Strategic Multi-Asset	—	—	105,630	—	105,630

	Liability Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign exchange contracts
Portfolio	Future Contracts(1)	Future Contracts(1)	Forward Foreign Currency Contracts(2)	Futures Contracts(1)	Total
Government & Quality Bond	$52,734	$—	$—	$—	$52,734
SA Black Rock Multi-Asset Income	—	8,207	—	625	8,832
Strategic Multi-Asset	—	2,105	89,500	—	91,605

(1)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
Government & Quality Bond	$41,016
SA Black Rock Multi-Asset Income	11,561
Strategic Multi-Asset	(1,285)

(2)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments

Note 4. Federal Income Taxes

As of September 30, 2016, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Government and Quality Bond	$52,910,532	$(2,022,354)	$50,888,178	$1,815,106,321
Asset Allocation	18,943,977	(4,893,457)	14,050,520	177,923,677
Growth and Income	30,271,442	(2,530,006)	27,741,436	165,584,437
Growth	37,556,291	(14,662,971)	22,893,320	436,863,708
Capital Appreciation	227,427,909	(36,680,423)	190,747,486	1,085,809,323
Natural Resources	10,880,486	(8,602,956)	2,277,530	113,054,991
SA BlackRock Multi-Asset Income	364,679	(183,548)	181,131	21,548,000
Strategic Multi-Asset	1,284,082	(689,693)	594,389	17,353,225

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

BY:	/s/ John T. Genoy
John T. Genoy President

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY:	/s/ John T. Genoy
John T. Genoy President

Date:	November 28, 2016

BY:	/s/ Gregory R. Kingston
Gregory R. Kingston Treasurer

Date:	November 28, 2016